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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2007

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2007

Table of Contents

Portfolio Managers' Report	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statements of Changes in Net Assets	11

Statement of Cash Flows	12

Financial Highlights	13

Notes to Financial Statements	15

Additional Information	24

Portfolio of Investments	25

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ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2007
Net Assets	$1,998,773,510
Total Assets	$2,489,989,304
Assets Invested in Senior Loans	$2,415,645,072
Senior Loans Represented	675
Average Amount Outstanding per Loan	$3,578,733
Industries Represented	38
Average Loan Amount per Industry	$63,569,607
Portfolio Turnover Rate	41%
Weighted Average Days to Interest Rate Reset	42
Average Loan Final Maturity	66 months
Total Leverage as a Percentage of Total Assets	16.9%

PERFORMANCE SUMMARY

During the six months ended August 31, 2007, the Fund's Class A and Q shares each distributed total dividends from income of $0.52, resulting in an average annualized distribution rate of 6.82%(1) and 6.85%(1), respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends from income of $0.49, resulting in an average annualized distribution rate of 6.33%(1) and 6.32%(1), respectively.

The Fund's total return for the six months ended August 31, 2007, for each of the share classes, excluding sales charges, was (1.71)% on Class A, (1.96)% on Class B, (1.96)% on Class C and (1.71)% on Class Q. The Fund's net returns were slightly less than the returns of the S&P/LSTA Leveraged Loan Index ("LLI"), which had a gross return of (1.35)%.

MARKET REVIEW

The global senior loan market experienced its most severe technical correction on record during the Fund's fiscal half-year, driven by a rapid drop in liquidity as credit market investors grappled with uncertainty created by the sub-prime mortgage implosion. We should emphasize that the Fund does not own, nor has it ever invested significantly in, residential or commercial mortgage-backed or asset-backed securities. The Fund's investment strategy continues to concentrate on traditional, secured floating rate senior loans to corporate issuers.

The overall tone and performance of the senior loan market has improved since the liquidity squeeze, enough to push the year-to-date total return of the S&P/LSTA Leveraged Loan index into positive territory. There were many factors at play in the improved sentiment, including a sense that the overhang of underwritten and unsold loans ultimately will be absorbed by the market,

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value (in the case of net asset value) or the average month-end New York Stock Exchange Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

and a better tone in the high yield bond and equity markets due in part to the widely held assumption that the Federal Reserve Board ("Fed") would stand by to ensure the liquidity of U.S. capital markets.

Although loan prices were highly volatile due to these unprecedented technical developments, the fundamental credit condition of the loan market (as measured by trailing default rates) remained solid. While up fractionally as compared to the previous quarter, the S&P trailing 12-month default rate (by issuer) closed August at 0.42%, well below the historical average.

USE OF LEVERAGE

The Fund seeks to prudently utilize financial leverage in order to increase the yield to shareholders. As of August 31, 2007, the Fund had $420 million outstanding under a $750 million revolving credit facility. The use of leverage for investment purposes increases both investment opportunity and investment risk.

OUTLOOK

While uncertainty still looms over the capital markets, the Fed's resolve and less-frequent bad news have bolstered confidence. We believe the near-term direction of the loan market will be dictated by a few key developments: the direction of the credit markets overall (certainly, to be influenced by Fed decisions) and, within the senior loan market, the continued ability of banks to manage the supply of new loans coming to market. The latter is critical to maintaining a healthy supply/demand balance; so far, the supply has been amazingly well controlled. Longer term, the general health of the major global economies, and its effects on non-investment grade issuers, will play a central role in loan market performance.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.6%	3.3%
Metro-Goldwyn-Mayer, Inc.	1.9%	2.4%
Georgia Pacific Corporation	1.8%	2.3%
Cequel Communications, LLC	1.8%	2.2%
CHS/Community Health Systems, Inc.	1.8%	2.2%
CSC Holdings, Inc.	1.5%	1.8%
Idearc, Inc.	1.4%	1.7%
HCA, Inc.	1.3%	1.6%
ARAMARK Corporation	1.2%	1.5%
Univision Communications, Inc.	1.2%	1.5%

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
North American Cable	10.8%	13.4%
Healthcare, Education and Childcare	10.1%	12.6%
Printing & Publishing	6.5%	8.1%
Chemicals, Plastics & Rubber	5.9%	7.4%
Oil & Gas	4.9%	6.1%
Utilities	4.7%	5.9%
Retail Stores	4.7%	5.9%
Leisure, Amusement, Entertainment	4.0%	5.0%
Data and Internet Services	4.0%	4.9%
Containers, Packaging & Glass	3.0%	3.7%

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Our investment process remains squarely focused on seeking to provide attractive risk-adjusted returns over a full credit cycle through systematic, thorough credit underwriting, a high level of issuer and industry diversification and rigorous, ongoing monitoring. We continue to closely scrutinize both the underlying performance of our portfolio companies and the relevant economic data for signs of any meaningful shift in the strength of the global economy. Although headwinds are present, we are confident that growth will be strong enough to allow leveraged issuers to remain fundamentally sound from a credit perspective. Should that happen, we believe demand will remain strong as investors recognize the value proposition of loans trading at current levels.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Senior Income Fund
October 12, 2007

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2007
	1 Year	3 Years	5 Years	April 2, 2001
Including Sales Charge:
Class A(1)	(0.06)%	2.55%	4.42%	5.10%
Class B(2)	(0.85)%	3.07%	4.70%	4.53%
Class C(3)	1.07%	3.68%	4.89%	4.55%
Class Q	2.55%	4.19%	5.39%	5.03%
Excluding Sales Charge:
Class A	2.53%	4.22%	5.44%	5.10%
Class B	2.03%	3.66%	4.87%	4.53%
Class C	2.03%	3.68%	4.89%	4.55%
Class Q	2.55%	4.19%	5.39%	5.03%
S&P/LSTA Leveraged Loan Index(4)	2.66%	4.60%	5.70%	4.83%

Total net returns reflect that ING Investments, LLC (the Fund's Investment Adviser) may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The LLI Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from March 31, 2001 for Class A, B, C and Class Q common shares.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

	30-Day SEC Yields(1)				Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class Q	Class A	Class B	Class C	Class Q
August 31, 2007	6.64%	6.31%	6.31%	6.78%	6.82%	6.33%	6.32%	6.85%
February 28, 2007	6.46%	6.08%	6.08%	6.59%	6.57%	6.09%	6.08%	6.60%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  Distribution Rates are calculated by annualizing dividends declared during the period (i.e., by dividing the monthly dividend amount by the number of days in the month and multiplying by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the interest rate spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.

No Daily Redemptions: The Fund does not redeem its shares on a daily basis and there is no market for its shares. Shareholders can only redeem their shares once a month, and if redemption requests from all shareholders exceed 5% of the Fund's total assets in a particular month, the Fund may reduce such requests pro rata and redeem only an amount equal to 5% of its total assets.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2007 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,502,891,063)	$2,420,098,284
Cash	7,284,696
Foreign currencies at value (Cost $6,733,899)	6,814,391
Receivables:
Investment securities sold	25,277,433
Fund shares sold	4,098,006
Interest	25,472,072
Other	53,529
Unrealized appreciation on foreign currency contracts	836,836
Prepaid expenses	53,542
Prepaid arrangement fees on notes payable	515
Total assets	2,489,989,304
LIABILITIES:
Payable for investment securities purchased	61,550,824
Notes payable	420,000,000
Accrued interest payable	1,818,044
Deferred arrangement fees on senior loans	327,855
Payable to affilates	2,686,093
Income distribution payable	3,882,804
Unrealized depreciation on foreign currency contracts	564,707
Accrued trustees fees	65,566
Other accrued expenses and liabilities	319,901
Total liabilities	491,215,794
NET ASSETS	$1,998,773,510
NET ASSETS CONSIST OF:
Paid-in capital	$2,085,062,531
Distributions in excess of net investment income	(5,455,989)
Accumulated net realized gain on investments	1,537,748
Net unrealized depreciation on investments and foreign currency related transactions	(82,370,780)
NET ASSETS	$1,998,773,510

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2007 (Unaudited) (continued)

Class A:
Net assets	$926,909,601
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	62,672,238
Net asset value and redemption price per share	$14.79
Maximum offering price per share (2.50%)(1)	$15.17
Class B:
Net assets	$99,358,827
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	6,734,446
Net asset value and redemption price per share(2)	$14.75
Class C:
Net assets	$866,888,011
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	58,680,853
Net asset value and redemption price per share(2)	$14.77
Class Q:
Net assets	$105,617,071
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	7,179,661
Net asset value and redemption price per share	$14.71

(1)  Maximum offering price is computed ar 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$94,143,217
Arrangement fees earned	326,117
Other	1,467,076
Total investment income	95,936,410
EXPENSES:
Investment management fees	9,675,042
Administration fees	1,209,380
Distribution and service fees:
Class A	1,244,644
Class B	541,851
Class C	3,483,364
Class Q	165,911
Transfer agent fees:
Class A	156,792
Class B	17,052
Class C	146,253
Class Q	20,855
Shareholder reporting expense	147,200
Interest expense	7,791,409
Custodian fees	527,789
Credit facility fees	15,778
Professional fees	97,680
Trustees' fees	66,800
Registration fees	107,683
Postage expense	294,400
Insurance expense	14,122
Miscellaneous expense	46,717
Total expenses	25,770,722
Less:
Net waived and reimbursed fees	(135,463)
Net expenses	25,635,259
Net investment income	70,301,151
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	9,437,536
Foreign currency related transactions	(3,804,479)
Net realized gain on investments and foreign currency related transactions	5,633,057
Net change in unrealized appreciation or depreciation on:
Investments	(115,607,268)
Foreign currency related transactions	1,002,424
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(114,604,844)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(108,971,787)
Net decrease in net assets resulting from operations	$(38,670,636)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended	Year Ended
	August 31,	February 28,
	2007	2007
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$70,301,151	$136,929,195
Net realized gain (loss) on investments and foreign currency related transactions	5,633,057	(1,310,799)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(114,604,844)	4,713,875
Net increase (decrease) in net assets resulting from operations	(38,670,636)	140,332,271
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(33,670,227)	(64,626,473)
Class B	(3,407,564)	(7,057,368)
Class C	(29,140,780)	(56,290,853)
Class Q	(4,512,818)	(10,499,863)
Decrease in net assets from distributions to shareholders	(70,731,389)	(138,474,557)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	335,308,059	915,801,787
Dividends reinvested	47,512,243	91,655,109
	382,820,302	1,007,456,896
Cost of shares repurchased	(448,158,846)	(982,810,449)
Net increase (decrease) in net assets resulting from capital share transactions	(65,338,544)	24,646,447
Net increase (decrease) in net assets	(174,740,569)	26,504,161
NET ASSETS:
Beginning of period	2,173,514,079	2,147,009,918
End of period	$1,998,773,510	$2,173,514,079
Distributions in excess of net investment income at end of period	$(5,455,989)	$(5,025,751)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2007 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$87,691,703
Arrangement fee received	171,632
Other income received	1,467,076
Interest paid	(7,328,480)
Other operating expenses paid	(17,777,625)
Purchases of securities	(1,124,297,811)
Proceeds from sale of securities	982,048,947
Net cash used in operating activities	(78,024,558)
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(22,731,702)
Proceeds from capital shares sold	341,785,615
Disbursements for capital shares repurchased	(448,158,846)
Net issuance of notes payable	183,000,000
Net cash flows provided by financing activities	53,895,067
Net decrease in cash	(24,129,491)
Cash at beginning of period	31,414,187
Cash at end of period	$7,284,696
Reconciliation of Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net decrease in net assets resulting from operations	$(38,670,636)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Change in unrealized appreciation or depreciation on investments	115,607,268
Change in unrealized appreciation on foreign currencies	(142,596)
Change in unrealized appreciation or depreciation on forward currency contracts	(859,828)
Net accretion/amortization of discounts on investments	(2,995,565)
Realized gain on sale of investments and foreign currency related transactions	(5,633,057)
Purchases of securities	(1,124,297,811)
Proceeds from sale of securities	982,048,947
Increase in other assets	(3,026)
Increase in interest receivable	(3,455,949)
Decrease in prepaid arrangement fees on notes payable	15,778
Decrease in prepaid expenses	80,993
Decrease in deferred arrangement fees on senior loans	(154,485)
Increase in accrued interest payable	462,929
Increase in payable to affiliate	177,282
Increase in accrued trustee fees	22,055
Decrease in accrued expenses	(226,857)
Total adjustments	(39,353,922)
Net cash used in operating activities	$(78,024,558)
Non Cash Financing Activities
Receivable for shares sold	$4,098,006
Reinvestment of dividends	$47,512,243

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding for each period.

	Class A
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2007	2007	2006	2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.57	15.56	15.59	15.47		14.83		14.92
Income (loss) from investment operations:
Net investment income	$0.52	1.01	0.78	0.55		0.61		0.69
Net realized and unrealized gain (loss) on investments	$(0.78)	0.02	(0.03)	0.18		0.69		(0.09)
Total income (loss) from investment operations	$(0.26)	1.03	0.75	0.73		1.30		0.60
Less distributions from:
Net investment income	$0.52	1.02	0.78	0.56		0.64		0.69
Net realized gain on investments	$—	—	—	0.05		0.02		—
Total distributions	$0.52	1.02	0.78	0.61		0.66		0.69
Net asset value, end of period	$14.79	15.57	15.56	15.59		15.47		14.83
Total Investment Return(1)%	(1.71)	6.84	4.96	4.80		8.93		4.15
Ratios/Supplemental Data:
Net assets, end of period (000's)	$926,910	998,140	918,621	736,740		172,975		11,106
Average borrowings (000's)(2)	$251,674	404,137	325,044	34,767		20,771		17,655
Asset coverage per $1,000 of debt	$5,759	10,171	6,519	1,251		—	*	689
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.41	1.50	1.50	1.34		1.36		1.42
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.13	2.56	2.20	1.45		1.43		1.63
Net investment income(3)(4)%	6.74	6.42	4.98	3.49		3.84		4.88
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.41	1.48	1.48	1.35		1.46		1.57
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.13	2.54	2.18	1.46		1.53		1.78
Net investment income(3)(4)%	6.74	6.44	5.00	3.48		3.74		4.73
Portfolio turnover rate %	41	57	82	82		72		60
Shares outstanding at end of period (000's)	62,672	64,122	59,029	47,252		11,180		749
	Class B
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2007	2007	2006	2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.53	15.53	15.57	15.45		14.82		14.92
Income (loss) from investment operations:
Net investment income	$0.48	0.92	0.70	0.47	**	0.53		0.62
Net realized and unrealized gain (loss) on investments	$(0.77)	0.02	(0.04)	0.18	**	0.69		(0.10)
Total income (loss) from investment operations	$(0.29)	0.94	0.66	0.65		1.22		0.52
Less distributions from:
Net investment income	$0.49	0.94	0.70	0.48		0.57		0.62
Net realized gain on investments	$—	—	—	0.05		0.02		—
Total distributions	$0.49	0.94	0.70	0.53		0.59		0.62
Net asset value, end of period	$14.75	15.53	15.53	15.57		15.45		14.82
Total Investment Return(1)%	(1.96)	6.26	4.37	4.28		8.33		3.57
Ratios/Supplemental Data:
Net assets, end of period (000's)	$99,359	111,749	120,254	125,200		62,852		17,648
Average borrowings (000's)(2)	$251,674	404,137	325,044	34,767		20,771		17,655
Asset coverage per $1,000 of debt	$5,759	10,171	6,519	1,251		—	*	689
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.91	2.00	1.99	1.87		1.87		1.91
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.63	3.06	2.69	1.94		1.97		2.09
Net investment income(3)(4)%	6.22	5.91	4.45	2.93		3.47		4.12
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	2.16	2.23	1.97	2.13		2.22		2.31
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.88	3.29	2.67	2.19		2.31		2.49
Net investment income(3)(4)%	5.97	5.68	4.47	2.67		3.13		3.72
Portfolio turnover rate %	41	57	82	82		72		60
Shares outstanding at end of period (000's)	6,734	7,195	7,742	8,043		4,068		1,191

(1)  Total investment returns do not include sales load.

(2)  Based on the active days of borrowing.

(3)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following:

Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets

Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets

(4)  Annualized for periods less than one year.

*  There were no loans outstanding at period end.

**  Per share numbers have been calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED) (CONTINUED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding for each period.

	Class C
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2007	2007	2006	2005	2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.55	15.55	15.58	15.46	14.82		14.92
Income (loss) from investment operations:
Net investment income	$0.48	0.93	0.70	0.47	0.53		0.62
Net realized and unrealized gain (loss) on investments	$(0.77)	0.01	(0.03)	0.18	0.70		(0.10)
Total income (loss) from investment operations	$(0.29)	0.94	0.67	0.65	1.23		0.52
Less distributions from:
Net investment income	$0.49	0.94	0.70	0.48	0.57		0.62
Net realized gain on investments	$—	—	—	0.05	0.02		—
Total distributions	$0.49	0.94	0.70	0.53	0.59		0.62
Net asset value, end of period	$14.77	15.55	15.55	15.58	15.46		14.82
Total Investment Return(1)%	(1.96)	6.25	4.44	4.28	8.40		3.57
Ratios/Supplemental Data:
Net assets, end of period (000's)	$866,888	927,950	923,549	830,584	275,849		32,647
Average borrowings (000's)(2)	$251,674	404,137	325,044	34,767	20,771		17,655
Asset coverage per $1,000 of debt	$5,759	10,171	6,519	1,251	—	*	689
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.91	2.00	1.99	1.83	1.86		1.91
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.63	3.06	2.69	1.94	1.94		2.09
Net investment income(3)(4)%	6.23	5.92	4.46	2.88	3.38		4.19
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.91	1.98	1.97	1.83	1.96		2.06
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.63	3.04	2.67	1.95	2.04		2.24
Net investment income(3)(4)%	6.23	5.93	4.48	2.87	3.28		4.04
Portfolio turnover rate %	41	57	82	82	72		60
Shares outstanding at end of period (000's)	58,681	59,679	59,402	53,316	17,841		2,202
	Class Q
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2007	2007	2006	2005	2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.49	15.49	15.52	15.41	14.79		14.89
Income (loss) from investment operations:
Net investment income	$0.51	0.99	0.78	0.52	0.63		0.69
Net realized and unrealized gain (loss) on investments	$(0.77)	0.03	(0.03)	0.20	0.65		(0.10)
Total income (loss) from investment operations	$(0.26)	1.02	0.75	0.72	1.28		0.59
Less distributions from:
Net investment income	$0.52	1.02	0.78	0.56	0.64		0.69
Net realized gain on investments	$—	—	—	0.05	0.02		—
Total distributions	$0.52	1.02	0.78	0.61	0.66		0.69
Net asset value, end of period	$14.71	15.49	15.49	15.52	15.41		14.79
Total Investment Return(1)%	(1.71)	6.81	4.97	4.75	8.82		4.09
Ratios/Supplemental Data:
Net assets, end of period (000's)	$105,617	135,675	184,586	183,017	157,051		215,341
Average borrowings (000's)(2)	$251,674	404,137	325,044	34,767	20,771		17,655
Asset coverage per $1,000 of debt	$5,759	10,171	6,519	1,251	—	*	689
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.41	1.50	1.49	1.34	1.40		1.41
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.13	2.56	2.19	1.45	1.54		1.59
Net investment income(3)(4)%	6.71	6.39	4.96	3.39	4.17		4.69
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.41	1.48	1.47	1.34	1.48		1.56
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.13	2.54	2.17	1.45	1.62		1.74
Net investment income(3)(4)%	6.71	6.41	4.98	3.38	4.09		4.54
Portfolio turnover rate %	41	57	82	82	72		60
Shares outstanding at end of period (000's)	7,180	8,761	11,918	11,789	10,188		14,559

(1)  Total investment returns do not include sales load.

(2)  Based on the active days of borrowing.

(3)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following:

Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets

Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets

(4)  Annualized for periods less than one year.

*  There were no loans outstanding at period end.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to an affiliate of the Fund's manager, ING Investments, LLC (the "Investment Manager") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public.

The Fund currently has four classes of shares; A, B, C and Q. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B shares are subject to an EWC of up to 3% over the five-year period after purchase and Class C shares are subject to an EWC of 1% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not repurchase more than 25% in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Effective January 31, 2005, Class B common shares of the Fund became closed to new investment, provided that: (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the average of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2007, 99.13% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Manager may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation, Proxy and Brokerage Committee (formerly, Valuation and Proxy Committee).

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Fund. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value. To the extent the Fund invests in other registered companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

B.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amortization and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

D.  Federal Income Taxes. It is the Fund's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2007, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $1,138,245,379 and $1,001,433,852, respectively. At August 31, 2007, the Fund held senior loans valued at $2,415,645,072 representing 99.8% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Decision One Corporation (463,664 Common Shares)	06/03/05	$295,535
Neoplan USA Corporation (1,627 Common Shares)	08/31/04	—
Neoplan USA Corporation (170 Series B Preferred Shares)	08/29/03	—
Neoplan USA Corporation (102 Series C Preferred Shares)	08/29/03	40,207
Neoplan USA Corporation (331 Series D Preferred Shares)	08/29/03	330,600
Norwood Promotional Products, Inc. (80,087 Common Shares)	08/23/04	10,046
Safelite Realty Corporation (30,003 Common Shares)	06/21/01	—
Total restricted securities excluding senior loans (market value of $545,337 was 0.0% of net assets at August 31, 2007).		$676,388

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. ("ING IM"). Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C	Class Q
0.25%	1.00%	0.75%	0.25%

During the six months ended August 31, 2007, the Distributor waived 0.25% of the Service Fee on Class B shares only.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets

Class Q — 0.90% of Managed Assets plus 0.45% of average daily net assets

NOTE 7 — COMMITMENTS

The Fund has entered into a revolving credit agreement, collateralized by assets of the Fund, to borrow up to $750 million maturing June 12, 2008. On September 10th, 2007, the amount of the credit agreement was increased to $840 million. Borrowing rates under this agreement are based on a commercial paper pass through rate plus 0.25% on the funded portion. A facility fee of 0.15% is charged on the entire facility. There was $420 million of borrowings outstanding at August 31, 2007 at a rate of 5.75%, excluding other fees related to the entire facility. Average borrowings for the six months ended August 31, 2007 were $251,673,913 and the average annualized interest rate was 6.16%, excluding other fees related to the entire facility.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2007, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Advance Food Co.	$309,524
Builders Firstsource, Inc.	1,500,000
Calpine Corp.	2,700,000
Cannery Casino Resorts	1,228,347
Cellular South, Inc.	750,000
Coach America Holdings, Inc.	262,712
Coleto Creek Power	5,000,000
Community Health Systems, Inc.	3,031,709
EPD, Inc.	562,500
FCH KFT - Term Loan B	28,939
FCH KFT - Term Loan C	28,939
Fender Musical Instruments Corp.	1,166,667
Fleetcor Technologies Operating Co., LLC	133,333
Fontainebleau Resorts, LLC	1,333,333
Golden Nugget, Inc.	636,364
Hearthstone Housing Partners II, LLC	1,764,706
Hub International Holdings, Inc.	313,726
Iasis Healthcare Corporation	325,517
Inventiv Health, Inc.	85,714
Isle of Capri Casinos, Inc.	882,353
Kerasotes Theatres, Inc.	966,930
Las Vegas Sands, LLC	$1,200,000
Levana Holding 4 GmbH - Term Loan B	175,404
Levana Holding 4 GmbH - Term Loan C	175,405
Longview Power, LLC	1,016,667
Lucite International U.S. Finco Ltd.	362,119
MEG Energy Corp.	4,200,000
NRG Energy, Inc.	6,250,862
Seminole Tribe of Florida	142,510
Sturm Foods, Inc.	500,000
Sun Healthcare Group, Inc.	87,356
Trump Entertainment Resorts Holdings, L.P.	4,353
United Surgical Partners International, Inc.	147,177
Univision Communications, Inc.	2,115,793
UPC Broadband Holding	1,741,434
Valassis Communications, Inc.	320,000
Wastequip, Inc.	186,765
$41,637,158

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2007, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$1,630,587	$203,823	$851,683	$2,686,093

The Fund has adopted a Retirement Policy ("Policy") covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement, as amended.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund.

There were no earnings credits for the six months ended August 31, 2007.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of August 31, 2007, the Fund held 0.2% of its total assets in subordinated loans and unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares
	Six Months Ended August 31, 2007	Year Ended February 28, 2007	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Number of Shares
Shares sold	12,341,640	32,168,921	212,437	887,201
Dividends reinvested	1,504,669	2,946,341	151,678	312,109
Shares redeemed	(15,295,853)	(30,022,776)	(825,035)	(1,746,090)
Net increase (decrease) in shares outstanding	(1,449,544)	5,092,486	(460,920)	(546,780)
Dollar Amount ($)
Shares sold	$190,630,809	$498,004,945	$3,276,609	$13,712,848
Dividends reinvested	22,997,526	44,687,774	2,313,657	4,755,391
Shares redeemed	(234,128,941)	(464,618,771)	(12,647,073)	(26,983,867)
Net increase (decrease)	$(20,500,606)	$78,073,948	$(7,056,807)	$(8,515,628)
	Class C Shares		Class Q Shares
	Six Months Ended August 31, 2007	Year Ended February 28, 2007	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Number of Shares
Shares sold	7,979,404	19,971,910	1,190,862	6,177,228
Dividends reinvested	1,352,520	2,633,036	101,682	145,573
Shares redeemed	(10,330,137)	(22,327,696)	(2,873,875)	(9,479,659)
Net increase (decrease) in shares outstanding	(998,213)	277,250	(1,581,331)	(3,156,858)
Dollar Amount ($)
Shares sold	$123,116,875	$308,955,952	$18,283,766	$95,128,042
Dividends reinvested	20,652,511	39,969,119	1,548,549	2,242,825
Shares redeemed	(157,980,804)	(345,190,055)	(43,402,028)	(146,017,756)
Net increase (decrease)	$(14,211,418)	$3,735,016	$(23,569,713)	$(48,646,889)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2007	Year Ended February 28, 2007
Ordinary Income	Ordinary Income
$70,731,389	$138,474,557

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2007 were:

Unrealized Appreciation/ Depreciation	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$32,328,406	$(2,222,078)	$(2,774,928)	2014
		(823,036)	2015
		$(3,597,964)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For the February year-end closed-end funds, the August 31, 2007 NAV and this semi-annual report are required to reflect the effects of FIN 48. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Fund has analyzed the tax positions of the Fund. Upon adoption of FIN 48, we identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

November 15, 2007. As of August 31, 2007, management of the Fund is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 16 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2007, the Fund declared the following dividends:

Per Share Amount		Type	Declaration Date	Record Date	Payable Date
$0.08543	(A)	NII	Daily	Daily	October 1, 2007
$0.07910	(B)	NII	Daily	Daily	October 1, 2007

NII — Net Investment Income

(A) For Class A and Q shares.

(B) For Class B and C shares.

ING Senior Income Fund

ADDITIONAL INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant's website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited)

Senior Loans*: 120.9%			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.2%
		Avio Group	NR	NR
EUR	708,333	Term Loan, 6.222%, maturing December 13, 2014			$938,430
	$590,346	Term Loan, 7.814%, maturing December 13, 2014			565,994
EUR	708,333	Term Loan, 6.597%, maturing December 13, 2015			943,255
	$590,346	Term Loan, 8.125%, maturing December 13, 2015			568,946
		Delta Air Lines, Inc.	Ba2	BB-
	2,835,000	Term Loan, 7.360%, maturing April 30, 2012			2,707,425
		Delta Air Lines, Inc.	B2	B
	3,000,000	Second Lien Term Loan, 8.610%, maturing April 30, 2012			2,898,000
		Dyncorp International, LLC	Ba2	BB-
	2,174,750	Term Loan, 7.625%, maturing February 11, 2011			2,076,886
		Forgings International, Ltd.	NR	NR
	1,272,986	Term Loan, 7.610%, maturing August 11, 2014			1,210,928
GBP	223,269	Term Loan, 8.091%, maturing August 11, 2014			428,262
	$1,369,696	Term Loan, 7.860%, maturing August 11, 2015			1,309,772
GBP	241,073	Term Loan, 8.341%, maturing August 11, 2015			464,844
		Hawker Beechcraft Acquisition Company, LLC	Ba3	BB-
	$931,136	Term Loan, 7.350%, maturing March 26, 2014			890,399
	9,091,843	Term Loan, 7.371%, maturing March 26, 2014			8,694,075
		Hexcel Corporation	Ba1	BB
	806,698	Term Loan, 7.139%, maturing March 01, 2012			786,531
		McKechnie Aerospace DE, Inc.	Ba3	B+
	1,250,000	Term Loan, 7.360%, maturing May 11, 2014			1,187,500
		Spirit Aerosystems, Inc.	Ba3	BB+
	978,026	Term Loan, 7.110%, maturing September 30, 2013			968,246
		Transdigm, Inc.	Ba3	B+
	3,500,000	Term Loan, 7.360%, maturing June 23, 2013			3,377,500
		United Airlines, Inc.	B1	BB-
	2,985,000	Term Loan, 7.625%, maturing February 01, 2014			2,816,162
		US Airways Group, Inc.	B2	B+
	8,000,000	Term Loan, 7.860%, maturing March 24, 2014			7,569,168

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: (continued)
		Wesco Aircraft Hardware Corporation	B1	BB-
$1,472,500		Term Loan, 7.610%, maturing September 29, 2013			$1,428,325
		Wyle Holdings, Inc.	NR	BB-
1,750,418		Term Loan, 8.110%, maturing January 28, 2011			1,671,649
					43,502,297
Automobile: 2.1%
		Dollar Thrifty Automotive Group, Inc.	B1	BB
1,000,000		Term Loan, 7.340%, maturing June 15, 2014			974,167
	(1)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor In Possession Term Loan, 7.250%, maturing December 31, 2007			1,488,125
		Ford Motor Company	Ba3	B+
2,227,500		Term Loan, 8.360%, maturing December 15, 2013			2,096,982
		Hertz Corporation	Ba1	BB+
6,615,622		Term Loan, 7.097%, maturing December 21, 2012			6,437,238
1,500,000		Term Loan, 7.110%, maturing December 21, 2012			1,459,554
		KAR Holdings, Inc.	Ba3	B
5,000,000		Term Loan, 7.610%, maturing October 20, 2013			4,709,375
		Navistar International Corporation	NR	NR
1,200,000		Revolver, 8.584%, maturing January 19, 2012			1,156,500
		Oshkosh Truck Corporation	Ba3	BBB-
20,895,000		Term Loan, 7.110%, maturing December 06, 2013			20,170,215
		SAF-Holland Group GmbH	NR	NR
1,420,523		Term Loan, 7.715%, maturing November 30, 2014			1,385,010
1,346,400		Term Loan, 8.215%, maturing November 30, 2015			1,326,204
					41,203,370
Beverage, Food & Tobacco: 2.9%
		Advance Food Company	B1	BB-
874,391		Term Loan, 7.110%, maturing March 16, 2014			826,299
		ARAMARK Corporation	Ba3	BB-
2,583,246		Term Loan, 7.360%, maturing January 26, 2014			2,497,353
24,912,869		Term Loan, 7.360%, maturing January 26, 2014			24,084,516
3,980,000		Term Loan, 7.360%, maturing January 26, 2014			3,847,665
		B&G Foods, Inc.	Ba2	BB-
847,826		Term Loan, 7.510%, maturing February 23, 2013			835,109

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
		Birds Eye Foods, Inc.	B1	B+
	$864,167	Term Loan, 7.110%, maturing March 22, 2013			$844,723
		Bolthouse Farms, Inc.	B1	B+
	1,940,227	Term Loan, 7.625%, maturing December 16, 2012			1,874,744
		Bumble Bee Foods, LLC	B1	B+
	1,800,000	Term Loan, 7.107%, maturing May 02, 2012			1,728,000
		Golden State Foods	B1	B+
	4,353,750	Term Loan, 7.108%, maturing February 28, 2011			4,288,444
		Iglo Birds Eye	NR	NR
EUR	568,424	Term Loan, 6.550%, maturing October 27, 2014			756,447
EUR	380,330	Term Loan, 6.550%, maturing October 27, 2014			506,135
EUR	380,330	Term Loan, 6.925%, maturing October 27, 2015			506,135
EUR	568,424	Term Loan, 6.925%, maturing October 27, 2015			759,835
EUR	51,247	Term Loan, 6.605%, maturing November 30, 2014			68,198
EUR	51,247	Term Loan, 6.980%, maturing November 30, 2015			68,503
		Michael Foods	Ba3	BB-
	$663,967	Term Loan, 7.361%, maturing November 21, 2010			641,143
		Pinnacle Foods Holding Corporation	B2	B
	7,700,000	Term Loan, 8.110%, maturing April 02, 2014			7,379,164
		Sturm Foods, Inc.	B1	B
	2,992,500	Term Loan, 7.937%, maturing January 31, 2014			2,797,988
		United Biscuits	NR	NR
EUR	775,940	Term Loan, 6.879%, maturing December 31, 2014			1,022,858
GBP	1,000,000	Term Loan, 8.694%, maturing December 31, 2014			1,950,916
		Van Houtte, Inc.	B1	BB-
	$150,000	Term Loan, 7.860%, maturing January 19, 2015			147,000
	1,100,000	Term Loan, 7.860%, maturing July 19, 2014			1,067,000
					58,498,175
Buildings & Real Estate: 2.0%
		Armstrong World Industries, Inc.	Ba2	BBB-
	862,750	Term Loan, 7.288%, maturing October 02, 2013			848,191

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		Capital Automotive, L.P.	Ba1	BB+
	$9,994,732	Term Loan, 7.070%, maturing December 16, 2010			$9,752,360
		Contech Construction Products, Inc.	Ba3	BB
	2,710,278	Term Loan, 7.395%, maturing January 31, 2013			2,608,642
		Custom Building Products, Inc.	B1	B+
	4,901,962	Term Loan, 7.758%, maturing October 29, 2011			4,607,844
		Frans Bonhomme	NR	NR
EUR	500,000	Term Loan, 6.625%, maturing January 31, 2015			647,528
EUR	500,000	Term Loan, 6.875%, maturing January 31, 2016			650,735
		Headwaters, Inc.	Ba2	BB+
	$3,547,856	Term Loan, 7.360%, maturing April 30, 2011			3,476,899
		Hearthstone Housing Partners II, LLC	NR	NR
	4,411,765	Revolver, 5.434%, maturing December 01, 2007			4,301,471
		John Maneely Company	B3	B+
	4,687,970	Term Loan, 8.610%, maturing December 08, 2013			4,234,798
		KCPC Acquisition, Inc.	Ba2	B
	189,655	Term Loan, 7.625%, maturing May 22, 2014			179,224
	810,345	Term Loan, 8.407%, maturing May 22, 2014			765,776
		Lafarge Roofing	NR	NR
EUR	441,573	Term Loan, 6.425%, maturing March 31, 2015			573,817
EUR	180,337	Term Loan, 6.425%, maturing March 31, 2015			234,345
	$169,425	Term Loan, 7.500%, maturing March 31, 2015			161,589
EUR	409,551	Term Loan, 6.675%, maturing March 31, 2016			534,995
EUR	210,674	Term Loan, 6.675%, maturing March 31, 2016			275,203
	$171,654	Term Loan, 7.750%, maturing March 31, 2016			164,573
		Maguire Properties, Inc.	Ba3	BB-
	386,683	Term Loan, 7.565%, maturing April 24, 2012			382,816
		Nortek, Inc.	Ba2	B+
	3,226,376	Term Loan, 7.610%, maturing August 27, 2011			3,093,288
		Shea Capital I, LLC	Ba3	BB-
	992,500	Term Loan, 7.360%, maturing October 27, 2011			903,175

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		Tishman Speyer	Ba2	BB-
$2,000,000		Term Loan, 7.080%, maturing December 27, 2012			$1,940,000
					40,337,269
Cargo Transport: 1.3%
		Baker Tanks, Inc.	B1	B
3,491,250		Term Loan, 7.691%, maturing May 08, 2014			3,399,605
		Dockwise Transport, N.V.	NR	NR
1,000,000		Term Loan, 8.235%, maturing March 31, 2016			974,375
1,368,524		Term Loan, 7.735%, maturing April 20, 2015			1,326,613
1,000,000		Term Loan, 7.735%, maturing April 20, 2015			969,375
1,368,524		Term Loan, 8.235%, maturing April 20, 2016			1,333,456
		Dockwise Transport, N.V.	NR	NR
700,000		Second Lien Term Loan, 9.860%, maturing October 20, 2016			691,250
750,000		Second Lien Term Loan, 9.860%, maturing September 30, 2016			740,625
		Gainey Corporation	B2	BB
1,188,000		Term Loan, 8.097%, maturing April 20, 2012			1,045,440
		Greatwide Logistics Services, Inc.	B1	B
3,233,750		Term Loan, 8.860%, maturing December 19, 2013			2,878,038
		Helm Holding Corporation	B2	B+
973,805		Term Loan, 7.607%, maturing July 08, 2011			949,460
		Inmar, Inc.	B1	B
723,188		Term Loan, 7.860%, maturing April 30, 2013			706,916
		Kenan Advantage Group, Inc.	B3	B+
985,007		Term Loan, 8.360%, maturing December 16, 2011			955,457
	(2)	Neoplan USA Corporation	NR	NR
497,738	(3)	Term Loan, 11.008%, maturing June 30, 2006			418,100
		Railamerica Transportation Corporation	NR	NR
5,100,000		Term Loan, 7.810%, maturing August 14, 2008			4,978,875
		TNT Logistics	Ba2	BB-
723,070		Term Loan, 7.860%, maturing November 04, 2013			707,931
1,917,746		Term Loan, 8.565%, maturing November 04, 2013			1,898,568
		US Shipping Partners, L.P.	B1	BB-
836,578		Term Loan, 8.845%, maturing March 31, 2012			819,846

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
	$1,980,000	Term Loan, 8.850%, maturing March 31, 2012			$1,940,400
					26,734,330
Cellular: 1.5%
		American Cellular Corporation	B1	B-
	2,184,500	Term Loan, 7.360%, maturing March 15, 2014			2,167,570
		Centennial Communications Corporation	Ba2	BB-
	15,581,024	Term Loan, 7.373%, maturing February 09, 2011			15,214,870
		Cricket Communications, Inc.	Ba2	B+
	5,940,000	Term Loan, 7.360%, maturing June 16, 2013			5,792,985
		NTELOS, Inc.	Ba3	BB-
	5,344,410	Term Loan, 7.820%, maturing August 24, 2011			5,219,709
		Telepak, Inc. / Cellular South	Ba3	B+
	2,250,000	Term Loan, 7.113%, maturing May 29, 2014			2,190,938
					30,586,072
Chemicals, Plastics & Rubber: 7.4%
		AZ Chem US, Inc.	B1	BB-
EUR	759,590	Term Loan, 6.360%, maturing February 28, 2014			1,001,305
		AZ Chem US, Inc.	Caa1	CCC+
	$333,333	Second Lien Term Loan, 11.010%, maturing February 28, 2014			312,222
		Borsodchem Nyrt.	NR	NR
EUR	804,394	Term Loan, 6.495%, maturing April 15, 2015			1,054,888
EUR	804,394	Term Loan, 7.218%, maturing April 15, 2016			1,060,368
		Brenntag Holding GmbH & Co. KG	B1	B+
	$5,432,727	Term Loan, 7.387%, maturing January 17, 2014			5,245,977
	1,767,273	Term Loan, 7.387%, maturing January 17, 2014			1,706,523
EUR	500,000	Term Loan, 6.367%, maturing June 23, 2014			652,510
GBP	1,000,000	Term Loan, 8.854%, maturing September 21, 2014			1,925,710
		Celanese	Ba3	BB
	$5,900,000	Term Loan, 5.320%, maturing April 02, 2014			5,713,784
	13,067,250	Term Loan, 7.110%, maturing April 02, 2014			12,654,821
		Cristal Inorganic Chemicals, Inc.	Ba3	B+
	3,700,000	Term Loan, 7.610%, maturing May 15, 2014			3,542,750

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Cristal Inorganic Chemicals, Inc.	B3	CCC+
	$1,150,000	Second Lien Term Loan, 11.110%, maturing November 21, 2014			$1,101,125
		Flint Group	NR	NR
	2,333,333	Term Loan, 7.620%, maturing November 09, 2014			2,230,667
	936,821	Term Loan, 7.824%, maturing December 31, 2012			895,601
	1,290,100	Term Loan, 8.324%, maturing December 31, 2013			1,234,868
EUR	666,667	Term Loan, 6.417%, maturing December 31, 2014			868,934
	$353,279	Term Loan, 7.824%, maturing December 31, 2014			337,735
		Hawkeye Renewables, LLC	B3	NR
	3,712,500	Term Loan, 9.370%, maturing June 30, 2012			3,308,766
		HC Starck	NR	NR
EUR	83,333	Term Loan, 6.675%, maturing March 15, 2015			109,426
	$323,225	Term Loan, 7.750%, maturing March 15, 2015			308,949
EUR	83,333	Term Loan, 7.050%, maturing March 15, 2016			109,993
	$323,225	Term Loan, 8.125%, maturing March 15, 2016			310,565
		Hexion Specialty Chemicals, Inc.	Ba3	B+
	1,764,000	Term Loan, 7.570%, maturing May 05, 2013			1,724,940
	9,642,688	Term Loan, 7.625%, maturing May 05, 2013			9,429,170
	2,093,796	Term Loan, 7.625%, maturing May 05, 2013			2,047,433
	992,500	Term Loan, 7.625%, maturing May 05, 2013			970,523
		Huntsman International, LLC	Ba1	BB+
	9,976,617	Term Loan, 7.250%, maturing August 16, 2012			9,808,262
		Ineos US Finance, LLC	Ba3	BB-
	3,474,070	Term Loan, 7.580%, maturing December 16, 2012			3,384,613
	4,455,000	Term Loan, 7.580%, maturing December 16, 2013			4,353,649
EUR	841,288	Term Loan, 6.524%, maturing December 23, 2013			1,120,177
EUR	841,288	Term Loan, 7.024%, maturing December 23, 2013			1,120,177
	$4,455,000	Term Loan, 8.080%, maturing December 23, 2014			4,353,649
EUR	148,712	Term Loan, 6.524%, maturing February 21, 2014			198,011

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
EUR	148,712	Term Loan, 7.024%, maturing February 21, 2015			$198,011
		Innophos, Inc.	Ba1	BB-
	$2,238,734	Term Loan, 7.820%, maturing August 13, 2010			2,193,959
		Invista	Ba1	BBB-
	7,252,157	Term Loan, 6.860%, maturing April 29, 2011			7,052,722
	3,844,180	Term Loan, 6.860%, maturing April 29, 2011			3,738,465
		ISP Chemco, Inc.	Ba3	BB-
	5,000,000	Term Loan, 7.267%, maturing June 04, 2014			4,820,835
		JohnsonDiversey, Inc.	Ba2	BB-
	506,123	Term Loan, 7.360%, maturing December 16, 2010			495,157
	3,708,010	Term Loan, 7.360%, maturing December 16, 2011			3,627,669
		Kraton Polymers, LLC	Ba3	B+
	2,666,250	Term Loan, 7.375%, maturing May 12, 2013			2,544,048
		Lucite International US Finco, Ltd.	Ba3	BB-
EUR	675,845	Term Loan, 4.410%, maturing July 07, 2013			901,271
	$1,038,168	Term Loan, 7.610%, maturing July 07, 2013			1,016,107
	704,714	Term Loan, 7.610%, maturing July 07, 2013			689,739
		Lyondell Chemical Company	Ba2	BB+
	3,465,000	Term Loan, 6.820%, maturing August 16, 2013			3,434,681
		MacDermid, Inc.	B1	BB-
	1,795,500	Term Loan, 7.360%, maturing April 12, 2014			1,710,214
EUR	1,197,000	Term Loan, 6.414%, maturing April 09, 2014			1,606,449
		Nalco Company	Ba2	BB
	$12,896,817	Term Loan, 7.109%, maturing November 04, 2010			12,637,088
		Northeast Biofuels, LLC	B1	B+
	1,268,293	Term Loan, 8.610%, maturing June 30, 2013			1,223,903
		Polypore, Inc.	Ba3	BB-
	3,333,333	Term Loan, 7.920%, maturing July 03, 2014			3,175,000
		Rockwood Specialties Group, Inc.	Ba2	BB
	9,745,669	Term Loan, 7.108%, maturing December 13, 2013			9,477,663
		Vertellus Specialties, Inc.	B3	B+
	2,351,250	Term Loan, 8.610%, maturing March 31, 2013			2,280,713
					147,021,785

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: 3.7%
		Berry Plastics Corporation	Ba3	BB-
	$11,938,875	Term Loan, 7.359%, maturing April 03, 2015			$11,469,844
		Graham Packaging Company	B1	B+
	21,246,750	Term Loan, 7.625%, maturing October 07, 2011			20,759,838
		Graphic Packaging International, Inc.	Ba2	BB-
	14,029,500	Term Loan, 7.443%, maturing May 16, 2014			13,865,818
		Klockner Pentaplast	NR	NR
EUR	2,250,000	Term Loan, 6.704%, maturing November 30, 2015			2,881,687
	$2,499,375	Term Loan, 7.830%, maturing November 30, 2015			2,480,630
		Mauser AG	NR	NR
EUR	875,000	Term Loan, 6.790%, maturing June 13, 2013			1,132,578
EUR	875,000	Term Loan, 7.040%, maturing June 13, 2014			1,138,539
	$1,179,779	Term Loan, 7.884%, maturing June 13, 2015			1,120,790
	1,179,779	Term Loan, 8.134%, maturing June 13, 2016			1,126,688
		Owens-Illinois	Ba2	BB
EUR	2,199,375	Term Loan, 5.642%, maturing April 01, 2008			2,859,303
		Pro Mach, Inc.	B1	B
	$2,468,750	Term Loan, 7.610%, maturing December 01, 2011			2,431,719
		Smurfit-Stone Container Corporation	Ba2	BB-
	5,554,831	Term Loan, 7.375%, maturing November 01, 2011			5,463,699
	3,201,438	Term Loan, 7.375%, maturing November 01, 2011			3,148,915
		Tegrant Holding Company	NR	NR
	498,750	Term Loan, 8.110%, maturing March 08, 2014			473,813
		Tegrant Holding Company	NR	NR
	500,000	Second Lien Term Loan, 10.860%, maturing March 08, 2015			475,000
		Xerium Technologies, Inc.	B2	B+
	3,589,779	Term Loan, 8.110%, maturing May 18, 2012			3,381,123
					74,209,984
Data and Internet Services: 4.9%
		Activant Solutions, Inc.	B1	B+
	2,327,244	Term Loan, 7.375%, maturing May 02, 2013			2,181,791
		Acxiom Corporation	Ba2	BB
	1,818,333	Term Loan, 7.339%, maturing September 15, 2012			1,777,421

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
		Amadeus IT Group S.A.	NR	NR
EUR	768,581	Term Loan, 6.567%, maturing July 13, 2013			$996,359
EUR	768,581	Term Loan, 6.817%, maturing July 31, 2013			1,000,770
		Audatex	B1	B+
	$3,241,875	Term Loan, 7.375%, maturing May 16, 2014			3,075,729
		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
	2,750,000	Term Loan, 7.610%, maturing August 03, 2012			2,560,938
		IPayment, Inc.	B1	B
	2,199,432	Term Loan, 7.405%, maturing May 10, 2013			2,078,463
		Open Text Corporation	Ba3	BB
	2,060,483	Term Loan, 8.008%, maturing October 02, 2013			2,008,971
		Orbitz	B1	BB-
	13,000,000	Term Loan, 8.340%, maturing July 24, 2014			12,675,000
		Reynolds & Reynolds Company	Ba2	BB
	10,515,061	Term Loan, 7.360%, maturing October 26, 2012			10,114,174
		Reynolds & Reynolds Company	B3	B
	2,125,000	Second Lien Term Loan, 10.860%, maturing October 26, 2013			2,114,375
		Sabre, Inc.	B1	B+
	18,867,064	Term Loan, 7.608%, maturing September 30, 2014			17,536,936
		Sitel, LLC	B2	BB-
	4,380,572	Term Loan, 7.912%, maturing January 30, 2014			4,227,252
		Sungard Data Systems, Inc.	Ba3	BB
	29,819,242	Term Loan, 7.356%, maturing February 28, 2014			28,982,276
		Transaction Network Services, Inc.	B1	BB-
	2,674,312	Term Loan, 7.541%, maturing March 28, 2014			2,620,826
		Transfirst Holdings, Inc.	B2	B
	875,000	Term Loan, 8.110%, maturing June 15, 2014			855,313
		Travelport, Inc.	Ba3	BB-
	1,000,000	Term Loan, 7.753%, maturing August 22, 2013			963,750
	312,277	Term Loan, 7.610%, maturing August 23, 2013			300,410
	1,556,322	Term Loan, 7.753%, maturing August 23, 2013			1,497,182
		Verifone, Inc.	B1	BB
	1,068,750	Term Loan, 7.110%, maturing October 31, 2013			1,031,344
					98,599,280

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: 3.2%
		Aearo Technologies, Inc.	B1	B
	$2,400,000	Term Loan, 7.610%, maturing June 01, 2014			$2,292,000
		Aearo Technologies, Inc.	Caa1	B-
	1,800,000	Term Loan, 10.860%, maturing September 24, 2013			1,714,500
		Axia, Inc.	B2	B
	2,462,500	Term Loan, 10.110%, maturing December 21, 2012			2,154,688
		Baldor Electric Company	Ba3	BB+
	3,869,551	Term Loan, 7.125%, maturing March 31, 2014			3,797,965
		BOC Edwards	B1	BB-
	2,250,000	Term Loan, 7.541%, maturing May 31, 2014			2,098,125
		Brand Services, Inc.	B1	B
	2,096,000	Term Loan, 7.642%, maturing February 07, 2014			2,001,680
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Second Lien Term Loan, 11.450%, maturing February 07, 2015			1,561,333
		Chart Industries, Inc.	Ba2	BB
	1,333,334	Term Loan, 7.387%, maturing October 17, 2012			1,310,000
		Cinram International, Inc.	B1	BB-
	2,775,770	Term Loan, 7.360%, maturing May 05, 2011			2,609,224
		Dresser, Inc.	B2	B+
	5,000,000	Term Loan, 8.011%, maturing May 04, 2014			4,831,250
		EPD, Inc.	B1	B+
	3,937,500	Term Loan, 7.858%, maturing July 31, 2014			3,799,688
		Ferretti S.P.A	NR	NR
EUR	900,000	Term Loan, 4.084%, maturing March 31, 2015			1,177,638
EUR	900,000	Term Loan, 4.084%, maturing March 31, 2016			1,184,644
		Generac Power Systems, Inc.	B1	B
	$4,455,000	Term Loan, 7.860%, maturing November 09, 2013			3,990,406
		Gentek Holding Corporation	Ba3	BB-
	2,171,322	Term Loan, 7.383%, maturing February 28, 2011			2,122,467
	389,242	Term Loan, 7.610%, maturing February 28, 2011			380,484
		Goodman Global Holdings, Inc.	Ba2	BB
	2,202,857	Term Loan, 7.188%, maturing December 23, 2011			2,147,786
		Itron, Inc.	Ba3	B+
	997,500	Term Loan, 7.360%, maturing April 18, 2014			980,044

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Mueller Group, Inc.	Ba3	BB+
	$4,484,269	Term Loan, 7.187%, maturing May 24, 2014			$4,374,965
		Norcross Safety Products, LLC	Ba1	BB
	3,732,897	Term Loan, 7.330%, maturing June 30, 2012			3,658,239
		Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	987,500	Term Loan, 7.642%, maturing July 19, 2013			959,109
	2,219,262	Term Loan, 7.860%, maturing July 19, 2013			2,155,459
		Sensata Technologies	Ba3	BB
EUR	1,980,009	Term Loan, 6.239%, maturing April 27, 2013			2,589,852
	$5,222,126	Term Loan, 7.110%, maturing April 27, 2013			5,000,185
		Sensus Metering Systems, Inc.	Ba3	B+
	219,105	Term Loan, 7.374%, maturing December 17, 2010			214,723
	2,329,894	Term Loan, 7.405%, maturing December 17, 2010			2,283,296
		Springs Window Fashions, LLC	B1	B+
	500,000	Term Loan, 8.125%, maturing December 30, 2012			478,750
	941,746	Term Loan, 8.125%, maturing December 31, 2012			901,722
		Textron Fastening Systems	B2	B+
	496,250	Term Loan, 8.860%, maturing August 11, 2013			483,844
					63,254,066
Diversified / Conglomerate Service: 2.3%
		Affinion Group	Ba2	BB
	4,087,961	Term Loan, 8.000%, maturing October 17, 2012			3,968,727
		AlixPartners, LLP	B1	BB-
	2,661,625	Term Loan, 7.610%, maturing October 12, 2013			2,621,701
		Brickman Group	Ba3	BB-
	2,493,750	Term Loan, 7.340%, maturing January 23, 2014			2,375,297
		Brock Holdings, Inc.	B1	B
	1,790,513	Term Loan, 7.360%, maturing February 26, 2014			1,723,368
		CCC Information Services Group, Inc.	B1	B
	864,074	Term Loan, 7.860%, maturing February 10, 2013			838,152
		Coach America Holdings, Inc.	B1	B+
	262,712	Term Loan, 5.260%, maturing April 20, 2014			252,860
	1,022,015	Term Loan, 6.554%, maturing April 20, 2014			983,689

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	$665,000	Term Loan, 7.586%, maturing April 30, 2013			$641,725
		Intergraph Corporation	B1	B+
	2,873,972	Term Loan, 7.453%, maturing May 29, 2014			2,769,790
		ISS Global A/S	NR	NR
EUR	122,807	Term Loan, 6.157%, maturing December 31, 2013			160,273
EUR	877,193	Term Loan, 6.157%, maturing December 31, 2013			1,144,807
		ISTA International GmbH	NR	NR
EUR	2,502,783	Term Loan, 6.344%, maturing June 30, 2015			3,150,026
EUR	497,217	Term Loan, 6.344%, maturing June 30, 2015			625,802
		Mitchell International, Inc.	Ba3	B+
	$798,000	Term Loan, 7.375%, maturing March 28, 2014			773,063
		Mitchell International, Inc.	Caa1	CCC+
	250,000	Second Lien Term Loan, 10.625%, maturing March 28, 2015			240,000
		Ohmstede	B1	B
	2,195,652	Term Loan, 7.875%, maturing August 09, 2013			2,179,185
		Valley National Gases, Inc.	Ba3	BB-
	1,630,000	Term Loan, 7.640%, maturing February 28, 2014			1,515,900
		Valley National Gases, Inc.	B3	CCC+
	500,000	Second Lien Term Loan, 11.360%, maturing August 28, 2014			492,500
		Valleycrest Companies, LLC	B1	B+
	1,991,883	Term Loan, 7.360%, maturing October 04, 2013			1,942,086
		Vertafore, Inc.	B1	B+
	4,089,750	Term Loan, 8.005%, maturing January 31, 2012			3,946,609
		West Corporation	B1	BB-
	14,454,485	Term Loan, 7.825%, maturing October 24, 2013			14,038,918
					46,384,478
Diversified Natural Resources, Precious Metals & Minerals: 2.3%
		Georgia Pacific Corporation	Ba2	BB+
	47,871,000	Term Loan, 7.125%, maturing December 20, 2012			45,965,351
					45,965,351
Ecological: 0.6%
		Allied Waste North America, Inc.	Ba3	BBB-
	3,686,346	Term Loan, 6.783%, maturing January 15, 2012			3,593,111

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Ecological: (continued)
	$2,291,271	Term Loan, 6.820%, maturing January 15, 2012			$2,233,320
		IESI Corporation	B1	BB+
	1,800,000	Term Loan, 7.258%, maturing January 21, 2012			1,770,750
		Synagro Technologies, Inc.	Ba3	BB-
	1,100,000	Term Loan, 7.500%, maturing April 02, 2014			1,069,750
		Synagro Technologies, Inc.	Caa1	B-
	590,000	Second Lien Term Loan, 10.250%, maturing October 02, 2014			569,350
		Wastequip, Inc.	Ba3	BB-
	2,561,354	Term Loan, 7.161%, maturing February 05, 2013			2,458,900
	1,165,298	Term Loan, 7.610%, maturing February 05, 2013			1,118,686
					12,813,867
Electronics: 0.9%
		Audio Visual Services Corporation	Ba3	B+
	1,500,000	Term Loan, 7.610%, maturing February 28, 2014			1,425,000
		Decision One	NR	NR
	434,324	New Term Loan, 12.000%, maturing April 15, 2010			390,892
		Euronet Worldwide, Inc.	Ba2	BB
	873,684	Term Loan, 7.380%, maturing April 14, 2014			849,658
		Freescale Semiconductor, Inc.	Baa3	BB+
	2,638,889	Term Loan, 7.110%, maturing December 01, 2013			2,476,658
		Infor Global Solutions	B1	B+
EUR	995,000	Term Loan, 7.164%, maturing July 28, 2012			1,298,071
	$500,000	Term Loan, 8.110%, maturing July 28, 2012			476,250
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Second Lien Term Loan, 10.414%, maturing March 02, 2014			652,297
		Kronos, Inc.	Ba3	B+
	$3,000,000	Term Loan, 7.610%, maturing June 11, 2014			2,782,500
		NXP B.V.	Ba2	BB
	1,750,000	Floating Rate Note, 8.110%, maturing October 15, 2013			1,585,938
EUR	1,500,000	Floating Rate Note, 6.959%, maturing October 15, 2013			1,808,719
		ON Semiconductor	Ba1	BB
	$2,686,396	Term Loan, 7.110%, maturing September 03, 2013			2,578,941

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
		SI International, Inc.	Ba3	B+
	$2,282,717	Term Loan, 8.018%, maturing February 09, 2011			$2,248,476
					18,573,400
Finance: 1.1%
		LPL Holdings, Inc.	B1	B
	7,487,500	Term Loan, 7.360%, maturing June 28, 2013			7,188,000
		Nasdaq Stock Market, Inc.	Ba3	BBB-
	3,996,455	Term Loan, 7.315%, maturing April 18, 2012			3,955,659
	2,316,652	Term Loan, 7.315%, maturing April 18, 2012			2,293,004
		Rent-A-Center, Inc.	Ba2	BB+
	2,496,642	Term Loan, 7.155%, maturing June 30, 2012			2,413,422
		Riskmetrics	Ba3	BB-
	1,795,500	Term Loan, 7.610%, maturing January 11, 2014			1,755,101
		TD Ameritrade Holding Corporation	Ba1	BB
	3,832,139	Term Loan, 7.070%, maturing December 31, 2012			3,742,563
					21,347,749
Foreign Cable, Foreign TV, Radio and Equipment: 3.6%
		Casema Bidco	NR	NR
EUR	284,889	Term Loan, 6.605%, maturing November 14, 2014			378,019
EUR	583,333	Term Loan, 6.605%, maturing November 14, 2014			774,024
EUR	548,444	Term Loan, 6.605%, maturing November 14, 2014			727,729
EUR	583,333	Term Loan, 7.105%, maturing November 14, 2015			777,998
EUR	833,333	Term Loan, 7.105%, maturing November 14, 2015			1,111,425
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 8.488%, maturing April 30, 2015			1,246,998
SEK	8,000,000	Term Loan, 8.738%, maturing April 30, 2015			1,156,874
		Levana Holding 4 GmbH	NR	NR
EUR	1,122,227	Term Loan, 6.119%, maturing June 30, 2015			1,387,122
EUR	1,122,227	Term Loan, 6.335%, maturing June 30, 2016			1,398,589
		Numericable	NR	NR
EUR	2,480,685	Term Loan, 6.780%, maturing July 30, 2014			3,226,298
EUR	1,561,975	Term Loan, 6.780%, maturing July 30, 2014			2,031,454

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	957,340	Term Loan, 6.780%, maturing July 30, 2014			$1,245,085
EUR	1,305,125	Term Loan, 7.030%, maturing July 30, 2014			1,709,993
EUR	694,875	Term Loan, 7.030%, maturing July 30, 2014			910,435
		ProSiebenSat.1 Media AG	NR	NR
EUR	146,593	Term Loan, 6.551%, maturing May 09, 2015			182,693
EUR	3,258,145	Term Loan, 6.551%, maturing May 09, 2015			4,135,415
		TDF SA	NR	NR
EUR	1,500,000	Term Loan, 6.373%, maturing January 31, 2015			1,947,031
EUR	1,500,000	Term Loan, 6.625%, maturing January 31, 2016			1,955,548
		UPC Financing Partnership	Ba3	B
EUR	4,535,928	Term Loan, 6.302%, maturing December 31, 2014			5,860,889
EUR	6,215,000	Term Loan, 6.302%, maturing December 31, 2014			7,999,177
EUR	3,722,638	Term Loan, 6.302%, maturing December 31, 2014			4,805,809
	$7,000,000	Term Loan, 7.130%, maturing December 31, 2014			6,568,331
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	1,325,843	Term Loan, 8.286%, maturing December 31, 2012			2,578,557
GBP	674,157	Term Loan, 8.286%, maturing December 31, 2012			1,311,131
GBP	4,034,412	Term Loan, 8.283%, maturing September 03, 2012			7,846,302
GBP	4,715,588	Term Loan, 8.283%, maturing September 03, 2012			9,171,083
					72,444,009
Gaming: 2.7%
		Cannery Casino Resorts, LLC	B2	BB
	$118,110	Term Loan, 2.720%, maturing May 18, 2013			111,909
	1,653,543	Term Loan, 7.760%, maturing May 18, 2013			1,566,732
		CCM Merger, Inc.	Ba3	BB-
	3,585,610	Term Loan, 7.388%, maturing July 13, 2012			3,487,006
		Fontainebleau Las Vegas, LLC	B1	B+
	2,666,667	Term Loan, 8.610%, maturing June 06, 2014			2,514,445
		Golden Nugget, Inc.	B1	BB-
	1,113,636	Term Loan, 7.552%, maturing June 30, 2014			1,060,739

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		Green Valley Ranch Gaming, LLC	B1	BB-
$961,136		Term Loan, 7.542%, maturing February 16, 2014			$917,885
		Green Valley Ranch Gaming, LLC	Caa1	CCC+
500,000		Second Lien Term Loan, 8.791%, maturing August 16, 2014			475,000
		Greenwood Racing, Inc.	B2	BB-
1,492,500		Term Loan, 7.800%, maturing November 28, 2011			1,436,531
		Isle Of Capri Casinos, Inc.	Ba3	BB+
1,176,471		Term Loan, 7.250%, maturing November 25, 2013			1,129,412
2,941,176		Term Loan, 7.255%, maturing November 25, 2013			2,823,529
		Las Vegas Sands, LLC	Ba3	BB
6,400,000		Term Loan, 7.110%, maturing May 23, 2014			6,104,800
		Mississippi Band Of Choctaw Indians	Ba2	BB+
1,923,913		Term Loan, 7.074%, maturing November 14, 2011			1,890,245
		New World Gaming Partners, Ltd.	Ba3	BB-
3,750,000	(3)	Term Loan, maturing June 06, 2014			3,618,750
		Penn National Gaming, Inc.	Ba2	BBB-
7,126,744		Term Loan, 7.110%, maturing October 03, 2012			7,043,596
		Riviera Holdings Corporation	B2	BB-
500,000		Term Loan, 7.360%, maturing June 08, 2014			487,500
		Seminole Tribe Of Florida	Ba1	BBB-
427,530		Term Loan, 5.410%, maturing March 05, 2014			417,376
1,923,887		Term Loan, 6.875%, maturing March 05, 2014			1,878,194
1,906,073		Term Loan, 6.875%, maturing March 05, 2014			1,860,804
		Tropicana Entertainment - Landco	B2	BB-
3,000,000		Term Loan, 7.610%, maturing July 03, 2008			2,947,500
		Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
1,715,000		Term Loan, 7.847%, maturing May 20, 2012			1,687,131
1,715,000		Term Loan, 7.900%, maturing May 20, 2012			1,687,131
		VML US Finance, LLC	B1	BB-
5,800,000		Term Loan, 7.610%, maturing May 25, 2013			5,635,321
2,400,000		Term Loan, 7.741%, maturing May 26, 2012			2,331,857
					53,113,393

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Grocery: 0.2%
		Roundys Supermarkets, Inc.	Ba3	B+
$4,412,825		Term Loan, 8.110%, maturing November 03, 2011			$4,363,181
					4,363,181
Healthcare, Education and Childcare: 12.6%
		Accellent, Inc.	B1	BB-
2,955,000		Term Loan, 8.010%, maturing November 22, 2012			2,814,638
		Advanced Medical Optics, Inc.	Ba1	BB-
997,500		Term Loan, 7.115%, maturing April 02, 2014			940,767
		AGA Medical Corporation	B1	BB-
3,722,471		Term Loan, 7.360%, maturing April 28, 2013			3,629,409
		Amn Healthcare, Inc.	Ba2	BB-
711,742		Term Loan, 7.110%, maturing November 02, 2011			691,279
		Biomet, Inc.	B1	BB-
20,500,000	(3)	Term Loan, maturing January 15, 2015			19,731,250
		Capella Healthcare, Inc.	B1	B+
5,715,778		Term Loan, 7.860%, maturing November 30, 2012			5,472,857
		Catalent Pharma Solutions	Ba3	B+
5,755,555		Term Loan, 7.610%, maturing April 10, 2014			5,304,705
		CHG Medical Staffing, Inc.	Ba3	B+
1,592,000		Term Loan, 7.855%, maturing December 20, 2012			1,528,320
400,000		Term Loan, 7.860%, maturing June 20, 2012			384,000
		CHS/Community Health Systems, Inc.	Ba3	BB
45,968,291		Term Loan, 7.756%, maturing July 25, 2014			44,330,670
		Concentra Operating Corporation	Ba2	B+
2,800,000		Term Loan, 7.610%, maturing June 25, 2014			2,618,000
		CRC Health Corporation	Ba3	BB-
1,825,842		Term Loan, 7.610%, maturing February 06, 2013			1,782,478
1,479,470		Term Loan, 7.610%, maturing February 06, 2013			1,444,332
		Davita, Inc.	Ba1	BB+
9,999,007		Term Loan, 6.877%, maturing October 05, 2012			9,729,034
		Education Management Corporation	B2	B+
8,440,586		Term Loan, 7.125%, maturing June 01, 2013			8,054,311
		Emdeon Business Services, LLC	B1	BB-
2,925,397		Term Loan, 7.610%, maturing November 16, 2013			2,808,381

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		EMSC, L.P.	Ba2	B+
	$3,218,852	Term Loan, 7.355%, maturing February 10, 2012			$3,142,404
		Gambro	NR	NR
SEK	2,479,288	Term Loan, 6.110%, maturing June 05, 2014			347,386
SEK	2,520,712	Term Loan, 6.110%, maturing June 05, 2014			353,190
	$750,000	Term Loan, 7.870%, maturing June 05, 2014			724,875
SEK	2,479,288	Term Loan, 6.610%, maturing June 05, 2015			348,823
SEK	2,520,712	Term Loan, 6.610%, maturing June 05, 2015			354,652
	$750,000	Term Loan, 8.370%, maturing June 05, 2015			727,875
		Gentiva Health Services, Inc.	Ba3	BB-
	3,459,459	Term Loan, 7.346%, maturing March 31, 2013			3,381,622
		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
	1,643,786	Term Loan, 8.258%, maturing March 14, 2011			1,594,472
		Harlan Sprague Dawley, Inc.	B2	BB-
	3,616,667	Term Loan, 7.860%, maturing July 11, 2014			3,472,000
		Harrington Holdings, Inc.	B1	BB-
	2,660,000	Term Loan, 7.360%, maturing December 31, 2013			2,553,600
		HCA, Inc.	Ba3	BB
	33,890,000	Term Loan, 7.610%, maturing November 17, 2013			32,743,569
		Health Management Associates, Inc.	Ba2	BB-
	8,977,500	Term Loan, 7.110%, maturing February 28, 2014			8,471,115
		Healthsouth Corporation	B2	BB-
	2,448,144	Term Loan, 7.860%, maturing March 10, 2013			2,364,295
		Iasis Healthcare, LLC	Ba2	B+
	926,471	Term Loan, 5.573%, maturing March 15, 2014			871,462
	3,654,989	Term Loan, 7.360%, maturing March 15, 2014			3,437,974
	333,863	Term Loan, 7.619%, maturing March 15, 2014			314,040
		IM US Holdings, LLC	B1	BB
	5,000,000	Term Loan, 7.340%, maturing June 26, 2014			4,806,250
		IM US Holdings, LLC	Caa1	B-
	750,000	Second Lien Term Loan, 9.590%, maturing June 26, 2015			742,500

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		inVentiv Health, Inc.	Ba3	BB-
	$1,414,286	Term Loan, 7.110%, maturing July 15, 2014			$1,357,714
		Lifepoint Hospitals, Inc.	Ba2	BB
	2,567,536	Term Loan, 6.985%, maturing April 15, 2012			2,488,638
		Multiplan, Inc.	B1	B+
	2,072,471	Term Loan, 8.065%, maturing April 12, 2013			2,009,001
		National Mentor, Inc.	B1	B+
	76,667	Term Loan, 7.320%, maturing June 29, 2013			72,067
	1,244,100	Term Loan, 7.432%, maturing June 29, 2013			1,169,454
		Nycomed	NR	NR
EUR	543,619	Term Loan, 6.664%, maturing December 10, 2014			700,962
EUR	1,418,795	Term Loan, 6.664%, maturing December 10, 2014			1,829,445
EUR	87,538	Term Loan, 6.664%, maturing December 10, 2014			112,874
EUR	55,762	Term Loan, 6.664%, maturing December 10, 2014			71,902
EUR	394,286	Term Loan, 6.664%, maturing December 10, 2014			508,406
EUR	543,619	Term Loan, 7.164%, maturing December 10, 2014			700,962
EUR	394,286	Term Loan, 7.164%, maturing December 10, 2014			508,406
EUR	55,762	Term Loan, 7.164%, maturing December 10, 2014			71,902
EUR	87,538	Term Loan, 7.164%, maturing December 10, 2014			112,874
EUR	1,418,795	Term Loan, 7.164%, maturing December 10, 2014			1,829,445
		Orthofix International	Ba3	BB+
	$1,875,909	Term Loan, 7.110%, maturing September 22, 2013			1,814,942
		Quintiles Transnational Corporation	B1	BB
	5,283,125	Term Loan, 7.360%, maturing March 31, 2013			5,045,384
		ReAble Therapeutics Finance, LLC	Ba3	B+
	1,736,875	Term Loan, 7.837%, maturing November 03, 2013			1,702,138
		Renal Advantage, Inc.	NR	B+
	4,662,069	Term Loan, 7.860%, maturing October 06, 2012			4,481,414
		Rural/Metro Operating Company, LLC	Ba2	BB-
	519,127	Revolver, 5.190%, maturing March 04, 2011			497,064

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
	$1,094,117	Term Loan, 7.747%, maturing March 04, 2011			$1,047,617
		Select Medical Corporation	Ba2	BB-
	2,443,750	Term Loan, 7.363%, maturing February 24, 2012			2,325,636
		Sterigenics International, Inc.	B2	BB-
	2,481,250	Term Loan, 7.610%, maturing November 21, 2013			2,394,406
		Stiefel Laboratories, Inc.	Ba3	BB-
	2,114,175	Term Loan, 7.610%, maturing December 28, 2013			2,053,393
	1,617,075	Term Loan, 7.610%, maturing December 28, 2013			1,570,584
		Sun Healthcare Group, Inc.	Ba2	B+
	152,874	Term Loan, 4.702%, maturing April 12, 2014			148,288
	305,747	Term Loan, 7.360%, maturing April 12, 2014			296,575
	1,198,745	Term Loan, 7.367%, maturing April 12, 2014			1,162,783
		Surgical Care Affiliates, LLC	Ba3	B
	3,000,000	Term Loan, 7.815%, maturing December 29, 2014			2,730,000
		Team Health, Inc.	B1	BB-
	2,737,038	Term Loan, 7.348%, maturing November 23, 2012			2,586,501
		United Surgical Partners International, Inc.	Ba3	B
	256,048	Term Loan, 5.156%, maturing April 19, 2014			240,365
	2,091,532	Term Loan, 7.381%, maturing April 19, 2014			1,963,426
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	10,999,656	Term Loan, 7.610%, maturing September 23, 2011			10,573,419
		Viant Holdings, Inc.	Ba3	B+
	1,000,000	Term Loan, 7.610%, maturing June 25, 2014			940,000
		VWR International, Inc.	B1	B+
EUR	2,500,000	Term Loan, 6.664%, maturing June 29, 2014			3,270,000
	$4,500,000	Term Loan, 7.860%, maturing June 29, 2014			4,190,625
		Warner Chilcott Holdings Company III, Ltd.	B1	BB-
	4,801,635	Term Loan, 7.360%, maturing January 18, 2012			4,645,582
	1,322,807	Term Loan, 7.360%, maturing January 18, 2012			1,279,816
					252,520,545

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: 1.1%
		Buhrmann US, Inc.	Ba2	BB+
	$4,295,754	Term Loan, 7.344%, maturing December 23, 2010			$4,193,729
		Global Garden Products Italy S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 6.539%, maturing May 14, 2015			1,661,611
EUR	1,250,000	Term Loan, 7.039%, maturing May 14, 2016			1,670,127
		Hilding Anders	NR	NR
SEK	20,428,571	Term Loan, 5.960%, maturing December 15, 2014			2,902,333
EUR	371,429	Term Loan, 6.414%, maturing December 15, 2014			493,040
		National Bedding Company	B1	BB-
	$4,170,231	Term Loan, 7.431%, maturing August 31, 2011			3,947,821
		Simmons Company	Ba2	B+
	7,217,057	Term Loan, 7.405%, maturing December 19, 2011			7,036,630
					21,905,291
Insurance: 1.1%
		AmWINS Group, Inc.	B2	B-
	2,500,000	Second Lien Term Loan, 7.951%, maturing June 04, 2014			2,300,000
		Applied Systems, Inc.	B1	B-
	1,985,000	Term Loan, 7.860%, maturing September 26, 2013			1,945,300
		Conseco, Inc.	NR	NR
	7,451,250	Term Loan, 7.508%, maturing October 10, 2013			7,008,832
		Crawford & Company	B1	BB-
	2,916,101	Term Loan, 7.610%, maturing October 30, 2013			2,865,069
		Hub International, Ltd.	B2	B
	143,791	Term Loan, 3.460%, maturing June 13, 2014			138,489
	2,042,484	Term Loan, 7.860%, maturing June 13, 2014			1,967,167
		Swett & Crawford	B2	B
	3,192,000	Term Loan, 7.610%, maturing April 03, 2014			2,984,520
		USI Holdings Corporation	B2	B-
	2,250,000	Term Loan, 8.110%, maturing May 05, 2014			2,126,250
					21,335,627
Leisure, Amusement, Entertainment: 5.0%
		24 Hour Fitness Worldwide, Inc.	NR	B+
	4,196,875	Term Loan, 7.870%, maturing June 08, 2012			4,144,414
		Alpha D2, Ltd.	NR	NR
	2,285,714	Term Loan, 8.125%, maturing December 31, 2013			2,185,714

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
$1,714,286	Term Loan, 8.125%, maturing December 31, 2013			$1,639,286
	AMF Bowling Worldwide, Inc.	B1	B+
3,125,000	Term Loan, 7.850%, maturing June 10, 2013			3,000,000
	Cedar Fair, L.P.	Ba3	BB
7,917,519	Term Loan, 7.565%, maturing August 30, 2012			7,711,885
	Cinemark USA, Inc.	Ba3	B
3,688,682	Term Loan, 7.233%, maturing October 05, 2013			3,541,135
	HIT Entertainment, Inc.	Ba3	B+
4,558,253	Term Loan, 7.340%, maturing March 20, 2012			4,284,758
	Kerasotes Showplace Theater, LLC	B1	B-
150,000	Revolver, 1.541%, maturing October 31, 2010			141,750
995,000	Term Loan, 7.875%, maturing October 31, 2011			987,538
	London Arena & Waterfront Finance, LLC	Ba3	B
1,185,000	Term Loan, 7.860%, maturing March 08, 2012			1,161,300
	Metro-Goldwyn-Mayer, Inc.	Ba3	B+
17,118,051	Term Loan, 8.610%, maturing April 08, 2012			16,238,800
33,081,250	Term Loan, 8.610%, maturing April 08, 2012			31,382,065
	NEP II, Inc.	B1	B
4,486,249	Term Loan, 7.610%, maturing February 16, 2014			4,306,799
	Universal City Development Partners	Ba1	BB
4,627,273	Term Loan, 7.419%, maturing June 09, 2011			4,511,591
	Warner Music Group	Ba2	BB-
15,022,357	Term Loan, 7.484%, maturing February 28, 2011			14,738,345
				99,975,380
Lodging: 1.2%
	Hotel Del Coronado	NR	NR
24,600,000	Term Loan, 7.362%, maturing January 09, 2008			24,600,000
				24,600,000
Machinery: 1.1%
	Alliance Laundry Systems, LLC	Ba3	BB-
4,996,808	Term Loan, 7.609%, maturing January 27, 2012			4,921,856
	Enersys Capital, Inc.	Ba2	BB
3,226,890	Term Loan, 7.121%, maturing March 17, 2011			3,150,251

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Machinery: (continued)
		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 6.308%, maturing February 28, 2015			$1,640,109
EUR	1,250,000	Term Loan, 6.558%, maturing February 28, 2016			1,649,476
		LN Acquisition Corporation	B1	BB-
	$363,636	Term Loan, 8.050%, maturing July 11, 2014			358,182
	136,364	Term Loan, 8.583%, maturing July 11, 2014			134,318
		Maxim Crane Works, L.P.	B1	BB-
	3,500,000	Term Loan, 7.360%, maturing July 31, 2014			3,255,000
		NACCO Materials Handling Group, Inc.	NR	NR
	990,000	Term Loan, 7.468%, maturing March 21, 2013			950,400
		United Rentals, Inc.	Ba1	BB-
	4,789,187	Term Loan, 7.320%, maturing February 14, 2011			4,742,794
	657,178	Term Loan, 7.570%, maturing February 14, 2011			650,812
					21,453,198
Mining, Steel, Iron & Nonprecious Metals: 0.7%
		Alpha Natural Resources	B1	BB
	656,667	Term Loan, 7.110%, maturing October 26, 2012			647,638
		Continental Alloys & Services, Inc.	B2	B
	500,000	Term Loan, 7.860%, maturing June 15, 2012			492,500
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	892,500	Term Loan, 7.510%, maturing May 18, 2014			869,630
		Novelis	Ba2	BB	`
	3,437,500	Term Loan, 7.360%, maturing July 06, 2014			3,342,969
	1,562,500	Term Loan, 7.360%, maturing July 06, 2014			1,519,531
		Oglebay Norton Company	B1	BB-
	1,526,614	Term Loan, 7.610%, maturing July 31, 2011			1,496,082
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	3,668,658	Term Loan, 7.366%, maturing May 08, 2014			3,399,624
	322,148	Term Loan, 7.508%, maturing May 08, 2014			298,524
		Tube City IMS Corporation	Ba3	BB
	162,162	Term Loan, 7.610%, maturing January 25, 2013			155,676
	1,334,493	Term Loan, 7.610%, maturing January 25, 2013			1,281,114
					13,503,288

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: 13.4%
	Atlantic Broadband	B1	B
$3,960,083	Term Loan, 7.610%, maturing August 10, 2012			$3,883,356
	Bragg Communications, Inc.	NR	NR
6,345,870	Term Loan, 7.110%, maturing August 31, 2011			6,345,870
	Bresnan Communications, LLC	B2	BB-
1,953,061	Term Loan, 7.360%, maturing April 30, 2014			1,889,587
10,003,061	Term Loan, 7.360%, maturing September 29, 2013			9,677,962
	Cequel Communications, LLC	B1	BB-
46,349,593	Term Loan, 7.378%, maturing November 05, 2013			43,922,682
	Cequel Communications, LLC	Caa1	B-
975,000	Second Lien Term Loan, 9.856%, maturing May 05, 2014			949,406
	Charter Communications Operating, LLC	B1	B+
64,723,652	Term Loan, 7.360%, maturing March 06, 2014			61,429,652
4,411,765	Term Loan, 7.360%, maturing March 06, 2014			4,187,237
	CSC Holdings, Inc.	Ba2	BB
38,337,456	Term Loan, 7.070%, maturing March 29, 2013			36,880,978
	Insight Midwest Holdings, LLC	Ba3	BB-
19,500,000	Term Loan, 7.360%, maturing April 06, 2014			19,052,105
	Knology, Inc.	B2	B
3,000,000	Term Loan, 7.610%, maturing June 30, 2012			2,910,000
	Mediacom Broadband, LLC	Ba3	BB
15,563,790	Term Loan, 7.320%, maturing January 31, 2015			14,724,450
3,438,750	Term Loan, 7.045%, maturing March 31, 2010			3,232,425
	Mediacom LLC Group	Ba3	BB
8,515,542	Term Loan, 7.320%, maturing January 31, 2015			8,077,596
	Nextmedia Operating, Inc.	B1	B+
2,088,665	Term Loan, 7.330%, maturing November 15, 2012			1,979,010
4,699,496	Term Loan, 7.569%, maturing November 15, 2012			4,452,773
	Quebecor Media, Inc.	B1	B
3,940,000	Term Loan, 7.360%, maturing January 17, 2013			3,831,650
	San Juan Cable, LLC	B1	BB
3,942,503	Term Loan, 7.360%, maturing October 31, 2012			3,798,357

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	Univision Communications, Inc.	Ba3	B+
$28,397,889	Term Loan, 7.610%, maturing September 29, 2014			$26,350,884
	Univision Communications, Inc.	B3	CCC+
2,850,000	Second Lien Term Loan, 8.008%, maturing March 29, 2009			2,801,550
	US Cable of Coastal-Texas, L.P.	B2	B-
2,493,750	Term Loan, 8.186%, maturing April 19, 2014			2,456,344
	Wideopenwest Finance, LLC	B2	B-
5,833,333	Term Loan, 7.932%, maturing June 22, 2014			5,444,443
				268,278,317
Oil & Gas: 6.1%
	Alon USA	B1	BB
1,760,000	Term Loan, 7.612%, maturing June 22, 2013			1,689,600
220,000	Term Loan, 7.761%, maturing June 22, 2013			211,200
	Atlas Pipeline Partners, L.P.	NR	BB-
10,000,000	Term Loan, 8.144%, maturing July 27, 2014			9,975,000
	Coffeyville Resources, LLC	Caa1	B-
2,198,990	Term Loan, 8.610%, maturing December 28, 2013			2,126,837
1,203,165	Term Loan, 8.260%, maturing December 29, 2010			1,163,687
	CR Gas Storage	Ba3	BB-
824,163	Term Loan, 7.110%, maturing May 12, 2013			804,933
5,066,573	Term Loan, 7.110%, maturing May 12, 2013			4,948,355
558,280	Term Loan, 7.325%, maturing May 12, 2013			545,254
937,709	Term Loan, 7.280%, maturing May 13, 2011			915,829
	El Paso Corporation	Ba1	BB
6,250,000	Term Loan, 7.420%, maturing August 01, 2011			6,152,344
	Energy Transfer Company, L.P.	Ba2	NR
13,750,000	Term Loan, 7.106%, maturing February 08, 2012			13,391,923
	Helix Energy Solutions Group, Inc.	B1	BB+
7,721,533	Term Loan, 7.411%, maturing July 01, 2013			7,497,130
	Hercules Offshore, LLC	Ba3	BB
3,500,000	Term Loan, 7.110%, maturing July 11, 2013			3,430,000
	IFM Holdco	Ba3	BBB
498,750	Term Loan, 7.510%, maturing February 27, 2012			491,269

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
	Key Energy	NR	NR
$4,432,500	Term Loan, 7.933%, maturing June 30, 2012			$4,354,931
	Kinder Morgan, Inc.	Ba2	BB-
3,587,879	Term Loan, 7.071%, maturing May 30, 2014			3,421,939
	McJunkin Corporation	B2	B+
3,980,000	Term Loan, 7.815%, maturing January 31, 2013			3,890,450
	MEG Energy	Ba3	BB
4,147,500	Term Loan, 7.360%, maturing April 03, 2013			4,036,899
	Pine Prairie Energy Center	B1	B+
793,466	Term Loan, 7.830%, maturing December 31, 2013			781,564
	Semcrude, L.P.	Ba2	NR
6,725,000	Term Loan, 7.110%, maturing May 15, 2014			6,598,906
	SG Resources Mississippi, LLC	B1	BB-
3,200,000	Term Loan, 7.205%, maturing March 31, 2014			3,148,000
	Targa Resources, Inc.	Ba3	B+
5,275,758	Term Loan, 7.360%, maturing October 31, 2012			5,126,280
16,170,112	Term Loan, 7.537%, maturing October 31, 2012			15,711,965
	Venoco, Inc.	Caa1	B
3,000,000	Second Lien Term Loan, 9.360%, maturing September 20, 2011			2,966,250
	Volnay Acquisition Co. I	Ba2	BB-
2,864,000	Term Loan, 7.360%, maturing January 12, 2014			2,742,280
	Vulcan Energy Corporation	Ba2	BB	`
5,419,383	Term Loan, 6.945%, maturing August 12, 2011			5,283,898
	Western Refining, Inc.	B1	BB+
10,837,143	Term Loan, 7.070%, maturing May 30, 2014			10,339,317
				121,746,040
Other Broadcasting and Entertainment: 1.3%
	Deluxe Entertainment Services Group, Inc.	B1	B
137,795	Term Loan, 5.260%, maturing May 11, 2013			132,283
275,591	Term Loan, 7.610%, maturing May 11, 2013			264,567
3,086,614	Term Loan, 7.610%, maturing May 11, 2013			2,963,150
	DirecTV Holdings, LLC	Baa3	BBB-
3,821,514	Term Loan, 7.000%, maturing April 13, 2013			3,766,282

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: (continued)
		VNU	Ba3	B+
	$19,937,525	Term Loan, 7.360%, maturing August 09, 2013			$19,239,712
					26,365,994
Other Telecommunications: 2.7%
		Asurion Corporation	B2	B-
	15,250,000	Term Loan, 8.360%, maturing July 03, 2014			14,373,125
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 5.903%, maturing September 30, 2014			2,697,503
EUR	2,083,333	Term Loan, 6.153%, maturing September 30, 2015			2,725,000
		Cavalier Telephone	B2	B-
	$4,179,000	Term Loan, 10.110%, maturing December 31, 2012			4,116,315
		Consolidated Communications	Ba3	BB
	2,440,381	Term Loan, 7.110%, maturing October 14, 2011			2,385,472
		Fairpoint Communications, Inc.	B1	BB-
	2,500,000	Term Loan, 7.125%, maturing February 08, 2012			2,434,375
		Gabriel Communications	B2	CCC+
	500,000	Term Loan, 8.620%, maturing May 31, 2014			485,625
		Hargray Communications Group, Inc.	B1	B
	750,000	Term Loan, 7.596%, maturing June 29, 2014			735,000
		Hawaiian Telcom Communications, Inc.	Ba3	B-
	5,000,000	Term Loan, 7.610%, maturing June 01, 2014			4,762,500
		Iowa Telecommunications Services, Inc	Ba3	BB-
	5,000,000	Term Loan, 7.110%, maturing November 23, 2011			4,862,500
		Kentucky Data Link, Inc.	B1	B
	4,235,066	Term Loan, 7.815%, maturing February 26, 2014			4,097,426
		One Communications	B1	B-
	3,000,000	Term Loan, 8.875%, maturing June 30, 2012			2,910,000
		PAETEC Holding Corporation	Ba3	B-
	807,393	Term Loan, 8.065%, maturing February 28, 2013			796,964
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,203,900	Term Loan, 7.360%, maturing January 07, 2013			3,135,817
		U.S. Telepacific Corporation	B1	CCC+
	992,502	Term Loan, 9.444%, maturing August 04, 2011			998,705

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
		Windstream Corporation	Baa3	BBB-
$2,053,571		Term Loan, 6.860%, maturing July 17, 2013			$2,004,286
					53,520,613
Personal & Nondurable Consumer Products: 2.9%
		Advantage Sales and Marketing	B2	B-
3,836,787		Term Loan, 7.459%, maturing March 29, 2013			3,668,928
		Chattem, Inc.	NR	BB-
487,500		Term Loan, 7.110%, maturing January 02, 2013			478,969
		Fender Musical Instruments Corporation	B2	B+
2,333,333		Term Loan, 7.650%, maturing June 09, 2014			2,193,333
		Gibson Guitar Corporation	Ba3	B
746,250		Term Loan, 7.860%, maturing December 29, 2013			735,056
		Huish Detergents, Inc.	B1	B+
3,300,000		Term Loan, 7.510%, maturing April 26, 2014			3,060,750
		Information Resources, Inc.	Ba2	B+
500,000		Term Loan, 7.225%, maturing May 16, 2014			481,875
		Jarden Corporation	Ba3	BB-
1,190,355		Term Loan, 7.110%, maturing January 24, 2012			1,146,992
12,355,482		Term Loan, 7.110%, maturing January 24, 2012			11,905,385
1,000,000		Term Loan, 7.843%, maturing January 24, 2012			983,125
		KIK Custom Products, Inc.	B1	B
73,171		Term Loan, 7.610%, maturing May 31, 2014			67,317
426,829		Term Loan, 7.610%, maturing May 31, 2014			392,683
		Mega Bloks, Inc.	Ba3	B+
980,000		Term Loan, 7.625%, maturing July 26, 2012			945,700
		Natural Products Group, LLC	B1	B+
2,097,399		Term Loan, 7.656%, maturing March 08, 2014			1,548,579
	(2)	Norwood Promotional Products	NR	NR
	3,700,000	Revolver, 10.750%, maturing December 31, 2008			3,700,000
611,532		Term Loan, 11.750%, maturing August 17, 2009			611,532
	16,081,521	Term Loan, 6.000%, maturing August 17, 2011			14,794,999
		Norwood Promotional Products	NR	NR
1,090,736		Second Lien Term Loan, 24.508%, maturing February 15, 2008			1,090,736

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
	Spectrum Brands, Inc.	B2	B-
$56,383	Term Loan, 9.320%, maturing March 30, 2013			$54,997
1,140,636	Term Loan, 9.353%, maturing March 30, 2013			1,112,596
202,980	Term Loan, 9.565%, maturing March 30, 2013			192,831
	Totes Isotoner Corporation	B2	B
415,625	Term Loan, 7.844%, maturing January 31, 2013			403,156
	Tupperware	Ba1	BBB-
3,236,339	Term Loan, 6.860%, maturing December 05, 2012			3,182,399
	Yankee Candle Company, Inc.	Ba3	BB-
4,987,500	Term Loan, 7.360%, maturing February 06, 2014			4,806,703
				57,558,641
Personal, Food & Miscellaneous: 2.4%
	Acosta, Inc.	B1	B-
4,455,000	Term Loan, 7.820%, maturing July 28, 2013			4,300,933
	Allied Security Holdings, LLC	Ba3	BB-
486,364	Term Loan, 8.360%, maturing June 30, 2010			479,068
	Arbys Restaurant Group, Inc.	Ba3	BB
6,432,637	Term Loan, 7.678%, maturing July 25, 2012			6,287,903
	Coinmach Corporation	B2	B+
7,952,081	Term Loan, 7.968%, maturing December 19, 2012			7,812,920
	Coinstar, Inc.	Ba2	BB+
2,417,918	Term Loan, 7.360%, maturing July 07, 2011			2,381,649
	Culligan International Company	Ba2	B+
1,500,000	Term Loan, 7.699%, maturing November 24, 2012			1,378,125
	Dennys, Inc.	Ba2	BB-
1,437,036	Term Loan, 7.376%, maturing March 31, 2012			1,415,481
866,667	Term Loan, 7.377%, maturing March 31, 2012			853,667
	Krispy Kreme Doughnut Corporation	NR	NR
648,825	Term Loan, 8.358%, maturing February 15, 2014			626,116
	MD Beauty, Inc.	B1	BB-
2,769,582	Term Loan, 7.800%, maturing February 18, 2012			2,728,038
	N.E.W. Customer Services Companies, Inc.	B1	B
4,664,286	Term Loan, 7.864%, maturing May 22, 2014			4,322,240

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
	NPC International	Ba3	BB-
$1,200,000	Term Loan, 7.124%, maturing May 03, 2013			$1,162,500
	OSI Restaurant Partners, Inc.	B1	BB-
378,313	Term Loan, 7.430%, maturing June 14, 2013			359,988
4,621,813	Term Loan, 7.625%, maturing June 14, 2014			4,397,946
	QCE, LLC	B2	B
3,729,000	Term Loan, 7.610%, maturing May 05, 2013			3,575,697
	Reddy Ice Group, Inc.	Ba3	BB-
3,000,000	Term Loan, 7.110%, maturing August 09, 2012			2,955,000
	Sagittarius Brands, Inc.	B1	B+
1,481,250	Term Loan, 7.610%, maturing March 29, 2013			1,396,078
	Sbarro, Inc.	Ba3	B+
498,750	Term Loan, 7.880%, maturing January 31, 2014			477,553
	Seminole Hard Rock Entertainment	B1	BB
1,000,000	Term Loan, 7.860%, maturing March 15, 2014			970,000
	U.S. Security Holdings, Inc.	B1	B+
617,188	Term Loan, 7.870%, maturing May 08, 2013			614,102
				48,495,004
Printing & Publishing: 8.1%
	American Achievement Corporation	Ba2	BB-
1,120,669	Term Loan, 7.720%, maturing March 25, 2011			1,092,653
	American Reprographics Company	Ba2	BB
4,425,745	Term Loan, 7.221%, maturing June 18, 2009			4,315,102
	Ascend Media Holdings, LLC	B3	B
1,536,048	Term Loan, 8.758%, maturing January 31, 2012			1,344,042
	Black Press, Ltd.	Ba3	BB-
748,000	Term Loan, 7.541%, maturing August 02, 2013			733,507
1,232,000	Term Loan, 7.541%, maturing August 02, 2013			1,208,130
	Canwest Media, Inc.	Ba1	BB-
2,743,125	Term Loan, 7.541%, maturing July 18, 2014			2,660,831
	Caribe Information Investments, Inc.	B1	B+
2,710,887	Term Loan, 7.623%, maturing March 31, 2013			2,629,560

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Cenveo Corporation	Ba3	BB-
	$3,867,171	Term Loan, 7.110%, maturing June 21, 2013			$3,702,816
	78,906	Term Loan, 7.110%, maturing June 21, 2013			75,552
		Dex Media West, LLC	Ba1	BB+
	5,471,400	Term Loan, 6.930%, maturing March 09, 2010			5,356,846
	3,338,657	Term Loan, 7.081%, maturing March 09, 2010			3,268,756
	378,974	Term Loan, 6.737%, maturing September 09, 2009			369,026
		Hanley Wood, LLC	B2	B
	2,729,335	Term Loan, 7.604%, maturing March 08, 2014			2,488,245
		Idearc, Inc.	Ba2	BBB-
	35,447,000	Term Loan, 7.360%, maturing November 17, 2014			34,431,940
		Intermedia Outdoor, Inc.	NR	NR
	1,990,000	Term Loan, 8.360%, maturing January 31, 2013			1,950,200
		Jostens IH Corporation	Ba1	BB
	6,912,069	Term Loan, 7.330%, maturing December 21, 2011			6,773,828
		Medimedia USA, Inc.	Ba3	BB-
	1,240,625	Term Loan, 7.595%, maturing October 05, 2013			1,203,406
		Merrill Communications, LLC	Ba3	BB-
	5,837,510	Term Loan, 7.689%, maturing May 15, 2011			5,713,463
		Nelson Canada	Ba3	BB-
	5,000,000	Term Loan, 7.828%, maturing June 30, 2014			4,687,500
		PagesJaunes Groupe S.A.	NR	NR
EUR	1,100,000	Term Loan, 5.890%, maturing February 28, 2014			1,423,812
		PagesJaunes Groupe S.A.	NR	NR
EUR	825,000	Second Lien Term Loan, 6.390%, maturing February 28, 2014			1,069,792
EUR	825,000	Second Lien Term Loan, 6.890%, maturing February 28, 2014			1,075,412
		PBL Media	B1	NR
AUD	24,869,635	Term Loan, 9.032%, maturing May 01, 2013			19,816,588
		Prism Business Media Holdings	B1	BB-
	$2,194,500	Term Loan, 7.610%, maturing February 01, 2013			2,088,890

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		R.H. Donnelley Corporation	Ba1	BB+
	$1,445,813	Term Loan, 6.726%, maturing December 31, 2009			$1,390,391
	3,446,970	Term Loan, 6.860%, maturing June 30, 2011			3,334,943
	10,519,420	Term Loan, 6.881%, maturing June 30, 2011			10,219,174
		Readers Digest	B1	B+
EUR	755,338	Term Loan, 6.013%, maturing March 02, 2014			957,108
	$4,364,063	Term Loan, 7.347%, maturing March 02, 2014			4,047,668
		Source Media, Inc.	B1	B
	3,722,218	Term Loan, 7.610%, maturing November 08, 2011			3,629,162
		Thomas Nelson Publishers	B1	B
	2,310,000	Term Loan, 7.632%, maturing June 12, 2012			2,200,275
		Thomson Learning	B1	B+
	20,000,000	Term Loan, 8.100%, maturing July 05, 2014			18,983,340
		Tribune Company	Ba2	BB
	1,500,000	Term Loan, 8.360%, maturing May 19, 2014			1,367,579
		Valassis Communications, Inc.	Ba2	BB
	1,077,050	Term Loan, 7.110%, maturing March 02, 2014			999,861
		Wenner Media, LLC	Ba3	BB-
	857,250	Term Loan, 7.110%, maturing October 02, 2013			831,533
		Yell Group PLC	Ba3	BB-
	2,000,000	Term Loan, 7.565%, maturing February 10, 2013			2,003,750
EUR	2,000,000	Term Loan, 6.421%, maturing February 27, 2013			2,650,820
					162,095,501
Radio and TV Broadcasting: 2.5%
		Block Communications, Inc.	Ba1	BB
	$1,231,250	Term Loan, 7.360%, maturing December 22, 2012			1,188,156
		Citadel Broadcasting Corporation	Ba3	BB-
	8,500,000	Term Loan, 6.985%, maturing June 12, 2014			7,876,670
		CMP KC, LLC	Caa1	CCC+
	2,055,244	Term Loan, 9.375%, maturing May 03, 2011			1,942,206
		CMP Susquehanna Corporation	B1	B-
	7,443,429	Term Loan, 7.503%, maturing May 05, 2013			7,101,031

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
		Cumulus Media, Inc.	Ba3	B
	$2,861,333	Term Loan, 7.253%, maturing June 11, 2014			$2,796,953
		Emmis Communication	B1	B+
	1,211,250	Term Loan, 7.360%, maturing November 01, 2013			1,171,884
		Local TV Finance, LLC	Ba3	B+
	3,400,000	Term Loan, 7.310%, maturing May 07, 2013			3,230,000
		Montecito Broadcast Group, LLC	B1	B
	1,970,000	Term Loan, 7.859%, maturing January 27, 2013			1,935,525
		Nexstar Broadcasting Group	Ba3	BB-
	4,527,423	Term Loan, 7.110%, maturing October 01, 2012			4,335,007
	4,779,655	Term Loan, 7.110%, maturing October 01, 2012			4,576,520
		Paxson Communications	B1	CCC+
	6,500,000	Term Loan, 8.610%, maturing January 15, 2012			6,337,500
		Regent Communications	B1	B+
	2,238,750	Term Loan, 7.610%, maturing November 21, 2013			2,182,781
		Spanish Broadcasting Systems	B1	B-
	4,397,525	Term Loan, 7.110%, maturing June 11, 2012			4,177,649
					48,851,882
Retail Stores: 5.9%
		Amscan Holdings, Inc.	Ba3	B
	1,995,000	Term Loan, 7.631%, maturing May 25, 2013			1,865,325
		Burlington Coat Factory	B2	B-
	4,860,000	Term Loan, 7.760%, maturing May 28, 2013			4,577,080
		CBR Fashion Holding	NR	NR
EUR	750,000	Term Loan, 6.305%, maturing June 14, 2015			971,675
EUR	750,000	Term Loan, 6.555%, maturing June 14, 2016			977,040
		Claires Stores, Inc.	B1	B
	$5,000,000	Term Loan, 8.110%, maturing May 29, 2014			4,613,540
		Dollar General Corporation	B2	B+
	10,500,000	Term Loan, 8.108%, maturing July 06, 2014			9,725,625
		Dollar General Corporation	Caa1	CCC+
	3,500,000	Term Loan, 8.205%, maturing July 06, 2014			3,135,416
		Dollarama Group, L.P	Ba1	BB-
	5,363,359	Term Loan, 7.108%, maturing November 18, 2011			5,256,092

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		General Nutrition Centers, Inc.	B1	B-
	$4,788,000	Term Loan, 7.610%, maturing September 16, 2013			$4,492,738
		Harbor Freight Tools USA, Inc.	B1	B+
	8,111,817	Term Loan, 7.610%, maturing July 15, 2010			7,800,867
		Mapco Express, Inc.	B2	BB-
	2,217,272	Term Loan, 8.110%, maturing April 28, 2011			2,161,840
		Mattress Firm	B1	B
	997,500	Term Loan, 7.610%, maturing January 18, 2014			942,638
		Michaels Stores, Inc.	B2	B
	13,715,452	Term Loan, 7.625%, maturing October 31, 2013			12,992,936
		Nebraska Book Company, Inc.	Ba2	B
	3,361,228	Term Loan, 7.830%, maturing March 04, 2011			3,277,198
		Neiman Marcus Group, Inc.	Ba3	B+
	19,489,030	Term Loan, 7.110%, maturing April 06, 2013			18,991,358
		Oriental Trading Company, Inc.	B1	BB-
	2,475,000	Term Loan, 7.610%, maturing July 31, 2013			2,320,313
		Pep Boys	Ba3	B+
	493,772	Term Loan, 7.540%, maturing January 27, 2011			485,131
		Petco Animal Supplies, Inc.	Ba3	BB-
	5,099,375	Term Loan, 7.609%, maturing October 26, 2013			4,946,394
		Phones 4U Group, Ltd.	NR	NR
GBP	2,126,866	Term Loan, 8.520%, maturing September 22, 2014			4,022,312
GBP	2,034,161	Term Loan, 9.020%, maturing September 22, 2015			3,863,734
		Rite Aid	Ba3	BB-
	$3,000,000	Term Loan, 7.183%, maturing June 04, 2014			2,936,250
		Sally Holding, LLC	B2	BB-
	3,721,875	Term Loan, 8.006%, maturing November 16, 2013			3,614,000
		Samsonite Corporation	Ba3	BB-
	1,990,000	Term Loan, 7.610%, maturing December 30, 2013			1,972,588
		Sports Authority	B2	B
	2,970,000	Term Loan, 7.610%, maturing May 03, 2013			2,828,925
		Tire Rack, Inc.	B1	BB-
	805,472	Term Loan, 7.115%, maturing June 24, 2012			793,390

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Toys "R" Us, Inc.	Ba3	B
	$1,375,000	Term Loan, 9.760%, maturing July 19, 2012			$1,363,399
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.113%, maturing March 08, 2015			3,142,875
EUR	2,500,000	Term Loan, 6.613%, maturing March 08, 2016			3,155,039
					117,225,718
Satellite: 0.5%
		Aeroflex, Inc.	NR	B+
	$1,000,000	Term Loan, 8.875%, maturing August 15, 2014			960,000
		Intelsat (Bermuda), Ltd.	B2	B
	3,200,000	Term Loan, 7.859%, maturing February 01, 2014			3,118,000
		Intelsat Corporation	Ba2	BB
	4,216,259	Term Loan, 7.360%, maturing January 03, 2012			4,093,988
		Intelsat Subsidiary Holding Company, Ltd.	Ba2	BB+
	2,619,488	Term Loan, 7.360%, maturing July 07, 2013			2,557,275
					10,729,263
Telecommunications Equipment: 0.8%
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,500,000	Term Loan, 8.632%, maturing December 01, 2014			11,062,750
		Sorenson Communications, Inc.	B1	B
	$5,137,164	Term Loan, 8.000%, maturing August 16, 2014			4,931,678
					15,994,428
Textiles & Leather: 0.7%
		Hanesbrands, Inc.	Ba2	BB
	2,315,179	Term Loan, 7.132%, maturing September 05, 2013			2,259,832
		Iconix Brand Group, Inc.	Ba2	BB-
	2,543,625	Term Loan, 7.610%, maturing May 02, 2013			2,441,880
		Polymer Group, Inc.	B1	BB
	6,402,500	Term Loan, 7.610%, maturing November 22, 2012			6,306,463
		St. John Knits International, Inc.	B1	BB
	509,247	Term Loan, 8.360%, maturing March 21, 2012			501,608
		Targus Group, Inc.	B2	B
	1,953,657	Term Loan, 8.870%, maturing November 22, 2012			1,771,316
					13,281,099

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: 5.9%
		Astoria Generating Company Acquisitions, LLC	B1	BB-
	$3,183,426	Term Loan, 7.500%, maturing February 23, 2013			$3,118,621
		AWG PLC	NR	NR
GBP	1,000,000	Term Loan, 7.961%, maturing October 01, 2011			1,981,162
		Boston Generating, LLC	B1	BB-
	$1,062,345	Revolver, 7.610%, maturing December 20, 2013			1,029,147
	1,794,089	Term Loan, 7.610%, maturing December 20, 2013			1,738,023
	5,372,284	Term Loan, 7.610%, maturing December 20, 2013			5,204,400
		Calpine Corporation	B1	BB-
	18,354,000	Term Loan, 7.610%, maturing March 29, 2009			17,816,485
		Cellnet Technology, Inc.	Ba2	NR
	1,549,545	Term Loan, 7.360%, maturing July 22, 2011			1,514,681
		Cellnet Technology, Inc.	B2	NR
	333,333	Second Lien Term Loan, 9.620%, maturing October 22, 2011			325,000
		Coleto Creek WLE, LP	B1	BB-
	764,331	Term Loan, 8.010%, maturing June 28, 2013			741,401
	5,307,062	Term Loan, 8.110%, maturing June 28, 2013			5,147,850
		Infrastrux Group, Inc.	B2	B+
	5,111,375	Term Loan, 8.815%, maturing November 03, 2012			4,779,136
		KGEN, LLC	Ba3	BB
	937,500	Term Loan, 7.125%, maturing February 05, 2014			897,656
	1,554,688	Term Loan, 7.125%, maturing February 05, 2014			1,488,613
		Longview Power, LLC	Ba3	BB
	150,000	Term Loan, 1.658%, maturing February 28, 2014			140,688
	1,000,000	Term Loan, 7.625%, maturing February 28, 2014			937,917
	333,333	Term Loan, 7.625%, maturing February 28, 2014			312,639
		MACH Gen, LLC	B2	B+
	453,125	Term Loan, 7.360%, maturing February 22, 2013			434,056
	4,358,307	Term Loan, 7.500%, maturing February 22, 2014			4,174,897

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		NE Energy, Inc.	B1	B+
	$792,683	Term Loan, 7.860%, maturing November 01, 2013			$774,848
	1,875,600	Term Loan, 7.860%, maturing November 01, 2013			1,833,399
		NE Energy, Inc.	B3	B-
	1,675,000	Second Lien Term Loan, 9.875%, maturing May 01, 2014			1,633,125
		NRG Energy, Inc.	Ba1	BB
	17,238,608	Term Loan, 7.110%, maturing February 01, 2013			16,641,411
	12,482,787	Term Loan, 7.110%, maturing February 01, 2013			12,050,346
		NSG Holdings, LLC	Ba2	BB
	244,898	Term Loan, 6.860%, maturing June 15, 2014			237,551
	2,123,356	Term Loan, 6.860%, maturing June 15, 2014			2,059,655
		Riverside Energy Center, LLC	B1	B
	265,185	Term Loan, 9.670%, maturing June 24, 2010			264,301
	1,996,411	Term Loan, 9.815%, maturing June 24, 2011			1,989,757
	3,250,747	Term Loan, 9.815%, maturing June 24, 2011			3,239,913
		Thermal North America, Inc.	B1	BB
	2,000,000	Term Loan, 8.110%, maturing October 24, 2008			1,987,500
		TPF Generation Holdings, LLC	Ba3	BB-
	1,415,762	Revolver, 7.460%, maturing December 15, 2013			1,358,424
	6,016,579	Term Loan, 7.360%, maturing December 15, 2013			5,772,908
	1,916,282	Term Loan, 7.460%, maturing December 15, 2013			1,838,672
		TPF Generation Holdings, LLC	B3	B-
	2,000,000	Second Lien Term Loan, 9.610%, maturing December 15, 2014			1,924,000
		Viridian Group PLC	NR	NR
GBP	1,320,000	Second Lien Term Loan, 10.358%, maturing March 31, 2013			2,609,811
EUR	1,310,694	Second Lien Term Loan, 8.234%, maturing March 31, 2013			1,743,407

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	Wolf Hollow I, L.P.	B1	BB-
$850,000	Revolver, 7.750%, maturing June 22, 2012			$773,500
4,009,107	Term Loan, 7.610%, maturing June 22, 2012			3,648,287
3,400,000	Term Loan, 7.750%, maturing June 22, 2012			3,094,000
				117,257,187
	Total Senior Loans (Cost $2,498,164,675)			2,415,645,072
Other Corporate Debt: 0.2%
Automobile: 0.2%
	Avis Budget Car Rental	Ba1	BB-
750,000	Floating Rate Note, 8.058%, maturing May 15, 2014			727,500
	Navistar International Corporation	NR	NR
3,300,000	Unsecured Term Loan, 8.610%, maturing January 19, 2012			3,180,375
	Total Other Corporate Debt (Cost $4,050,000)			3,907,875

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

Equities and Other Assets: 0.0%
	Description		Market Value
(@), (R)	Decision One Corporation (463,664 Common Shares)		$38,587
(@), (R)	Neoplan USA Corporation (1,627 Common Shares)		—
(@), (R)	Neoplan USA Corporation (170 Series B Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (102 Series C Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (331 Series D Preferred Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (80,087 Common Shares)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		506,750
	Total for Equities and Other Assets (Cost $676,388)		545,337
	Total Investments (Cost $2,502,891,063)**	121.1%	$2,420,098,284
	Other Assets and Liabilities — Net	(21.1)	(421,324,774)
	Net Assets	100.0%	$1,998,773,510

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa by considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (@)  Non-income producing security.

  (R)  Restricted security.

  **  For Federal Income Tax purposes cost of investments is $2,503,313,157.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$5,870,753
Gross Unrealized Depreciation	(89,085,626)
Net Unrealized Depreciation	$(83,214,873)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2007 (Unaudited) (continued)

At August 31, 2007 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Unrealized Value	Appreciation/ (Depreciation)
Australian Dollar
AUD 12,300,000	Sell	10/15/07	$10,316,453	$10,039,349	$277,104
Australian Dollar AUD 7,380,000	Sell	11/15/07	6,265,915	6,017,269	248,646
Australian Dollar AUD 4,920,000	Sell	12/14/07	4,003,650	4,006,610	(2,960)
Euro EUR 49,350,000	Sell	10/15/07	66,991,563	67,367,096	(375,533)
Euro EUR 29,610,000	Sell	11/15/07	40,621,807	40,458,133	163,674
Euro EUR 19,740,000	Sell	12/14/07	26,968,196	26,986,973	(18,777)
British Pound Sterling GBP 12,700,000	Sell	10/15/07	25,447,616	25,587,119	(139,503)
British Pound Sterling GBP 7,620,000	Sell	11/15/07	15,419,756	15,341,254	78,502
British Pound Sterling GBP 5,080,000	Sell	12/14/07	10,191,140	10,219,074	(27,934)
Sweden Kronor SEK 23,595,000	Sell	10/15/07	3,450,002	3,428,777	21,225
Sweden Kronor SEK 14,157,000	Sell	11/15/07	2,105,036	2,059,927	45,109
Sweden Kronor SEK 9,438,000	Sell	12/14/07	1,377,080	1,374,504	2,576
			$213,158,214	$212,886,085	$272,129

See Accompanying Notes to Financial Statements

Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.
230 Park Avenue
New York, New York 10169

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

1-800-992-0180

Institutional Investors and Analysts

Call ING Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-USIF

(0807-102407)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 2, 2007

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 2, 2007